UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-58433

Marshall Funds, Inc.

(Exact name of registrant as specified in charter)

1000 North Water Street

Milwaukee, WI 53202

(Address of principal executive offices) (zip code)

John M. Blaser

M&I Investment Management Corp.

1000 North Water Street

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 287-8658

Date of fiscal year end: August 31

Date of reporting period: May 31, 2005

Item 1. Schedule of Investments

Marshall Funds, Inc.

Schedule of Investments

May 31, 2005 (Unaudited)

Equity Income Fund

Schedule of Investments

May 31, 2005 (UNAUDITED)

Description	Shares	Value
Common Stocks - 98.8%

Consumer Discretionary - 7.6%

Department Stores - 0.8%
Nordstrom, Inc.	42,800	$2,612,512

Distributors - 0.6%
Genuine Parts Co.	50,000	2,148,000

Homebuilding - 0.5%
D.R. Horton, Inc.	45,466	1,571,760

Housewares & Specialties - 0.8%
Fortune Brands, Inc.	32,500	2,811,250

Movies & Entertainment - 2.3%
Walt Disney Co. (1)	290,000	7,957,600

Retail-Apparel - 0.3%
Limited Brands, Inc.	49,700	1,022,329

Retail-Computer & Electronic - 0.4%
Best Buy Co., Inc.	25,000	1,360,750

Retail-Home Improvement - 1.9%
Home Depot, Inc.	163,500	6,433,725

Total Consumer Discretionary		25,917,926

Consumer Staples - 4.8%

Agricultural Products - 1.0%
Archer-Daniels-Midland Co.	179,600	3,565,060

Packaged Foods/Meats - 0.7%
ConAgra Foods, Inc.	45,900	1,200,285
Heinz (H.J.) Co.	33,300	1,211,121

		2,411,406

Tobacco - 3.1%
Altria Group, Inc.	140,000	9,399,600
UST, Inc.	25,950	1,156,332

		10,555,932

Total Consumer Staples		16,532,398

Description	Shares	Value
Common Stocks (continued)

Energy - 11.9%

Oil & Gas-Exploration and Production - 1.4%
Kerr-McGee Corp.	63,179	$4,666,401

Oil & Gas-Integrated - 10.1%
Chevron Corp.	214,500	11,535,810
ConocoPhillips	110,800	11,948,672
Exxon Mobil Corp.	201,500	11,324,300

		34,808,782

Oil & Gas-Refining/Manufacturing - 0.4%
Kinder Morgan, Inc.	16,100	1,251,131

Total Energy		40,726,314

Financials - 33.1%

Diversified Banks - 3.5%
Bank of America Corp.	135,000	6,253,200
U.S. Bancorp	42,825	1,256,057
Wachovia Corp.	23,750	1,205,313
Wells Fargo & Co.	55,000	3,322,550

		12,037,120

Diversified Financial Services - 7.2%
Citigroup, Inc.	272,000	12,813,920
J. P. Morgan Chase & Co.	333,700	11,929,775

		24,743,695

Insurance-Life/Health - 2.5%
Lincoln National Corp.	27,125	1,235,001
MetLife, Inc.	164,000	7,314,400

		8,549,401

Insurance-Property & Casualty - 3.4%
Chubb Corp. (1)	53,000	4,464,190
St. Paul Travelers Companies, Inc.	190,000	7,197,200

		11,661,390

Investment Banking & Brokerage - 2.8%
Goldman Sachs Group, Inc.	100,000	9,750,000

Real Estate Investment Trusts - 5.6%
Equity Office Properties Trust (1)	40,300	1,309,347
Equity Residential Properties Trust	112,546	4,040,401
Plum Creek Timber Co., Inc. (REIT)	227,000	7,956,350
Rayonier, Inc.	85,000	4,461,650
Simon Property Group, Inc. (1)	20,322	1,396,528

		19,164,276

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Regional Banks - 6.1%
AmSouth Bancorporation (1)	47,400	$1,263,684
BB&T Corp. (1)	165,000	6,590,100
KeyCorp	38,479	1,260,572
National City Corp.	155,000	5,356,800
PNC Financial Services Group	120,000	6,558,000

		21,029,156

Thrifts & Mortgage Financials - 2.0%
Fannie Mae	50,000	2,962,000
New York Community Bancorp, Inc.	134,000	2,441,480
Washington Mutual Bank FA (1)	31,725	1,310,242

		6,713,722

Total Financials		113,648,760

Healthcare - 4.3%

Healthcare Equipment - 0.3%
PerkinElmer, Inc.	59,750	1,143,018

Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co.	96,275	2,441,534
Johnson & Johnson	40,000	2,684,000
Merck & Co., Inc.	260,000	8,434,400

		13,559,934

Total Healthcare		14,702,952

Industrials - 11.2%

Aerospace & Defense - 2.8%
General Dynamics Corp.	28,600	3,088,228
Northrop Grumman Corp.	118,000	6,574,960

		9,663,188

Commercial Printing - 1.1%
Donnelley (R.R.) & Sons Co.	116,500	3,873,625

Electrical Equipment - 1.6%
Emerson Electric Co.	84,500	5,616,715

Industrial Conglomerate - 4.2%
Carlisle Companies, Inc.	23,400	1,622,088
General Electric Co.	346,000	12,622,080

		14,244,168

Machinery-Construction & Farming - 0.8%
Cummins, Inc.	40,500	2,751,975

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)
Services-Diversified/Commercial - 0.7%
Deluxe Corp.	59,100	$2,388,231

Total Industrials		38,537,902

Information Technology - 5.6%

Application Software - 0.5%
AutoDesk, Inc. (2)	41,500	1,642,570

Communications Equipment - 1.1%
Harris Corp.	38,000	1,092,120
Motorola, Inc.	82,100	1,426,077
Qualcomm, Inc.	35,000	1,304,100

		3,822,297

Computer Hardware - 0.9%
IBM Corp. (1)	40,000	3,022,000

Semiconductors - 0.9%
Intel Corp.	76,500	2,060,145
Silicon Laboratories, Inc. (2)	40,800	1,131,384

		3,191,529

Services-Data Processing - 0.5%
Global Payments, Inc. (1)	25,500	1,767,150

System Software - 1.7%
Microsoft Corp.	225,000	5,805,000

Total Information Technology		19,250,546

Materials - 4.8%

Chemicals-Commodity - 0.8%
Lyondell Chemical Co. (1)	115,000	2,730,100

Chemicals-Diversified - 3.5%
Dow Chemical Co./The	147,500	6,680,275
Du Pont (E.I.) de Nemours & Co. (1)	78,000	3,627,780
PPG Industries, Inc.	24,200	1,582,438

		11,890,493

Diversified Metal/Mining - 0.5%
Phelps Dodge Corp. (1)	20,000	1,748,000

Total Materials		16,368,593

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Telecommunications - 6.3%

Integrated Telecommunication Services - 6.3%
BellSouth Corp.	106,100	$2,839,236
Citizens Communications Co. (1)	156,100	2,129,204
SBC Communications, Inc. (1)	245,000	5,728,100
Sprint Corp. (1)	231,000	5,472,390
Verizon Communications	150,000	5,307,000

Total Telecommunications		21,475,930

Utilities - 9.2%
Electric Utilities - 5.9%
American Electric Power Co., Inc.	110,800	3,954,452
DTE Energy Co. (1)	48,600	2,310,444
FirstEnergy Corp.	92,400	4,093,320
Great Plains Energy, Inc. (1)	41,600	1,310,400
Progress Energy, Inc. (1)	69,000	3,051,870
Southern Co.	132,200	4,488,190
WPS Resources Corp.	20,800	1,146,704

		20,355,380

Multi-Utilities - 3.3%
Constellation Energy Group	47,200	2,522,840
Dominion Resources, Inc. (1)	61,500	4,324,065
Duke Energy Corp. (1)	164,000	4,506,720

		11,353,625

Total Utilities		31,709,005

Total Common Stocks (identified cost $302,356,174)		338,870,326

Purchased Call Option - 0.1%
Qualcomm, Inc., 10/22/2005, Strike Price $30 (identified cost $28,600) (2)	200	28,000

Collateral Pool Investment for Securities on Loan - 11.1%
(See Note 2 of the Schedule of Investments) (amortized cost $38,211,071)		38,211,071

Description	Principal Amount	Value
Repurchase Agreement - 1.0%
Agreement with Morgan Stanley & Co., Inc., 3.050%, dated 5/31/2005 to be repurchased at $3,515,165 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/30/2006, with a market value of $3,807,107 (at amortized cost)	$3,514,867	$3,514,867

Total Investments - 111.0% (identified cost $344,110,712)		380,624,264

Other Assets & Liabilities - (11.0)%		(37,853,391)

Total Net Assets - 100.0%		$342,770,873

(See Notes which are an integral part of the Schedule of Investments)

Large-Cap Growth & Income Fund

Schedule of Investments

May 31, 2005 (UNAUDITED)

Description	Shares	Value
Common Stocks - 98.5%

Consumer Discretionary - 10.7%

Apparel Retail - 1.3%
American Eagle Outfitters (1)	35,000	$990,500
Chico’s FAS, Inc. (1) (2)	32,200	1,101,562
Urban Outfitters, Inc.v (2)	21,400	1,141,476

		3,233,538

Broadcasting & Cable - 1.3%
Comcast Corp., Class A (2)	99,300	3,197,460

Consumer Electronics - 0.3%
Harman International Industries, Inc. (1)	10,100	836,886

Department Stores - 0.4%
Kohl’s Corp. (2)	19,000	925,110

General Merchandise - 0.7%
Dollar General Corp.	40,400	792,244
Target Corp.	17,900	961,230

		1,753,474

Homebuilding - 1.2%
DR Horton, Inc.	31,200	1,078,581
MDC Holdings, Inc. (1)	11,830	854,244
NVR, Inc. (1) (2)	1,300	986,700

		2,919,525

Hotels - 0.7%
Carnival Corp.	16,700	883,430
Starwood Hotels & Resorts Worldwide, Inc. (1)	16,000	895,520

		1,778,950

Motorcycle Manufacturers - 0.3%
Harley-Davidson, Inc.	15,200	745,256

Movies & Entertainment - 1.8%
Time Warner, Inc. (1)(2)	213,100	3,707,940
Walt Disney Co.	31,400	861,616

		4,569,556

Restaurants - 0.7%
McDonald’s Corp. (1) (2)	28,900	894,166
Starbucks Corp. (2)	18,300	1,001,925

		1,896,091

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Retail-Home Improvement - 1.3%
Home Depot, Inc.	59,700	$2,349,195
Lowe’s Cos., Inc. (1)	15,800	903,918

		3,253,113

Specialty Stores - 0.7%
Carmax, Inc. (2)	27,400	699,522
Williams Sonoma, Inc. (1)(2)	25,500	1,002,915

		1,702,437

Total Consumer Discretionary		26,811,396

Consumer Staples - 12.6%

Agricultural Products - 0.4%
Archer-Daniels-Midland Co.	45,700	907,145

Household Products - 4.1%
Clorox Co.(1)	13,500	788,535
Proctor & Gamble Co.	172,600	9,518,890

		10,307,425

Hypermarkets & Supercenters - 3.8%
Wal-Mart Stores, Inc.	199,900	9,441,277

Personal Products - 0.4%
Gillette Co.	17,700	933,498

Retail-Drugs - 0.3%
Walgreen Co.	19,200	870,528

Retail-Food - 0.4%
7-Eleven, Inc. (2)	34,500	1,029,825

Soft Drinks - 2.5%
Coca-Cola Co./The	21,500	959,545
PepsiCo, Inc.	93,200	5,243,432

		6,202,977

Tobacco - .7%
Altria Group, Inc.	15,700	1,054,098
UST, Inc.	17,400	775,344

		1,829,442

Total Consumer Staples		31,522,117

Description	Shares	Value
Common Stocks (continued)

Energy - 8.6%

Oil & Gas-Drilling - 0.7%
Nabors Industries, Ltd., (2)	15,300	$843,183
Transocean, Inc. (2)	19,000	946,390

		1,789,573

Oil & Gas-Equipment and Services - 0.7%
Baker Hughes, Inc.	19,200	886,848
Halliburton Co.	21,100	901,814

		1,788,662

Oil & Gas-Exploration and Production - 1.9%
Anadarko Petroleum Corp.	12,000	908,400
Apache Corp.	15,400	904,904
Devon Energy Corp.	19,300	885,870
EOG Resources, Inc.	19,500	972,855
XTO Energy, Inc.	30,133	937,739

		4,609,768

Oil & Gas-Integrated - 4.2%
ConocoPhillips	8,900	959,776
Exxon Mobil Corp.	171,500	9,638,300

		10,598,076

Oil & Gas-Refining & Marketing - 1.1%
Ashland, Inc.	13,300	908,390
Sunoco, Inc.	8,700	892,359
Valero Energy Corp.	12,300	844,026

		2,644,775

Total Energy		21,430,854

Financials - 20.4%

Asset Management & Custody Banking - 1.1%
Bank of New York Co., Inc./The	30,000	864,600
SEI Investments Co.	25,900	900,284
State Street Corp.	19,900	955,200

		2,720,084

Consumer Finance - 1.1%
American Express Co.	16,800	904,680
Capital One Financial Corp. (1)	11,300	852,020
MBNA Corp.	43,000	906,870

		2,663,570

Diversified Banks - 2.9%
Bank of America Corp.	155,120	7,185,159

Diversified Financial Services - 3.9%
Citigroup, Inc.	209,000	9,845,990

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Insurance-Life & Health - 1.4%
Prudential Financial, Inc.	54,000	$3,418,740

Insurance-Multi-Line - 2.7%
American International Group, Inc.	52,450	2,913,598
Hartford Financial Services Group, Inc.	50,000	3,739,500

		6,653,098

Insurance-Property & Casualty - 1.7%
Chubb Corp. (1)	10,200	859,146
St. Paul Travelers Cos, Inc.	62,800	2,378,864
WR Berkley Corp.	26,100	925,506

		4,163,516

Investment Banking & Brokerage - 1.7%
Goldman Sachs Group, Inc.	18,300	1,784,250
Lehman Brothers Holdings, Inc.	9,600	885,120
Merrill Lynch & Co., Inc.	15,790	856,765
Morgan Stanley	16,400	802,944

		4,329,079

Real Estate Investment Trusts - 0.3%
Plum Creek Timber Co., Inc. (REIT)	24,000	841,200

Regional Banks - 0.7%
Synovus Financial Corp. (1)	32,600	947,682
TCF Financial Corp.	33,200	859,216

		1,806,898

Thrifts & Mortgage Finance - 2.9%
Countrywide Financial Corp.	25,800	958,986
Federal Home Loan Mortgage Corp.	59,200	3,850,368
Fremont General Corp.	38,900	836,739
MGIC Investment Corp.	13,800	846,492
Radian Group, Inc.	17,500	802,900

		7,295,485

Total Financials		50,922,819

Healthcare - 13.9%

Biotechnology - 2.7%
Amgen, Inc. (1)(2)	79,100	4,950,078
Cephalon, Inc. (1) (2)	19,200	814,464
Gilead Sciences, Inc. (1)(2)	22,000	897,600

		6,662,142

Healthcare-Distributors - 1.1%
AmerisourceBergen Corp.	43,400	2,802,338

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare-Equipment - 0.7%
Fisher Scientific International (1) (2)	15,700	$980,622
Zimmer Holdings, Inc. (2)	11,000	842,380

		1,823,002

Healthcare-Facilities - 0.4%
Triad Hospitals, Inc. (1)(2)	19,200	973,824

Healthcare-Managed - 0.7%
UnitedHealth Group, Inc.	35,000	1,700,300

Pharmaceuticals - 8.3%
Johnson & Johnson (1)	143,900	9,655,690
Lilly (Eli) & Co.	132,400	7,718,920
MGI Pharma, Inc. (1)(2)	40,000	928,000
Wyeth	59,300	2,571,841

		20,874,451

Total Healthcare		34,836,057

Industrials - 9.2%

Aerospace & Defense - 1.1%
Honeywell International, Inc.	24,100	873,143
L-3 Communications Holdings, Inc. (1)	12,300	870,594
United Technologies Corp.	9,900	1,056,330

		2,800,067

Diversified Commercial Service - 0.4%
Laureate Education, Inc. (2)	21,500	1,004,050

Industrial Conglomerates - 5.2%
General Electric Co. (1)	271,100	9,889,728
Tyco International Ltd.	108,100	3,127,333

		13,017,061

Machinery - Construction & Farm - 0.7%
Caterpillar, Inc.	9,800	922,278
Cummins, Inc.	11,800	801,810

		1,724,088

Machinery- Industrial - 1.0%
Illinois Tool Works Inc.	10,400	878,072
Ingersoll-Rand Co., Class A	11,800	913,438
Parker-Hannifin Corp.	12,200	736,026

		2,527,536

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Railroads - 0.8%
Burlington Northern Santa Fe Corp.	25,500	$1,260,210
Norfolk Southern Corp.	23,300	743,736

		2,003,946

Total Industrials		23,076,748

Information Technology - 15.7%

Application Software - 2.6%
Autodesk, Inc. (2)	163,400	6,467,372

Computer Hardware - 2.7%
Apple Computer, Inc. (2)	171,500	6,810,265

Electronic Equipment Manufacturing - 1.1%
Flir Systems, Inc. (2)	100,000	2,680,000

Home Entertainment Software - 1.5%
Activision, Inc. (2)	241,300	3,802,888

Internet Software & Service - 2.8%
Yahoo! Inc. (2)	189,000	7,030,800

Semiconductors - 3.1%
Advanced Micro Devices, Inc. (1) (2)	128,200	2,102,480
Cree, Inc. (1) (2)	88,500	2,658,540
Silicon Laboratories, Inc. (2)	106,400	2,950,472

		7,711,492

Semiconductor Equipment - 0.7%
Lam Research Corp. (1) (2)	60,200	1,846,936

Systems Software - 1.2%
McAfee, Inc. (1)(2)	107,400	3,080,232

Total Information Technology		39,429,985

Materials - 2.5%

Aluminum - 0.6%
Alcan, Inc.	27,300	823,641
Alcoa, Inc.	28,600	775,060

		1,598,701

Chemicals-Diversified - 0.7%
Dow Chemical Co./The	18,700	846,923
Du Pont (E.I.) de Nemours & Co.	17,400	809,274

		1,656,197

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Materials (continued)

Diversified Metals & Mining - 0.3%
Phelps Dodge Corp. (1)	8,700	$760,380

Steel - 0.9%
Allegheny Technologies, Inc.	36,300	771,738
Nucor Corp. (1)	15,400	815,584
Worthington Industries	45,900	769,284

		2,356,606

Total Materials		6,371,884

Telecommunications - 3.8%

Integrated Telecommunication Service - 3.8%
Sprint Corp. (1)	38,700	916,803
Verizon Communications, Inc. (1)	246,200	8,710,556

Total Telecommunications		9,627,359

Utilities - 1.0%

Electric Utilities - 0.6%
Allegheny Energy, Inc. (1) (2)	65,200	1,576,536

Independent Power Producers - 0.4%
Constellation Energy Group, Inc.	16,300	871,235

Total Utilities		2,447,771

Total Common Stocks (identified cost $220,451,183)		246,476,990

Collateral Pool Investment for Securities on Loan - 13.9%
(See Note 2 of the Schedule of Investments) (amortized cost $34,750,701)		34,750,701

Repurchase Agreement 1.5%
Agreement with Morgan Stanley & Co., Inc., 3.05% dated 5/31/2005, to be repurchased at $3,746,735 on 6/1/2005, collateralized by a U.S. Government Agency Obligation with a maturity of 12/15/2006, with a market value of $4,040,075 (at amortized cost)	$3,746,418	3,746,418

Total Investments - 113.9% (identified cost $258,948,302)		284,974,109

Other Assets & Liabilities - (13.9)%		(34,712,741)

Total Net Assets - 100.0%		$250,261,368

(See Notes which are an integral part of the Schedule of Investments)

Mid-Cap Value Fund

Schedule of Investments

May 31, 2005 (UNAUDITED)

Description	Shares	Value
Common Stocks - 92.5%

Consumer Discretionary - 16.2%

Advertising - 1.4%
The Interpublic Group of Co’s, Inc. (1)	688,300	$8,493,622

Apparel/Accessories - 3.1%
Jones Apparel Group, Inc.	320,000	10,211,200
Liz Claiborne, Inc.	226,000	8,486,300

		18,697,500

Auto Parts & Equipment - 1.0%
Johnson Controls, Inc.	105,000	5,949,300

Home Furnishings - 1.8%
Furniture Brands International, Inc. (1)	522,400	10,505,464

Household Appliances - 2.6%
Snap-On Tools Corp.	450,000	15,529,500

Leisure Products - 2.3%
Brunswick Corp.	120,000	5,164,800
Mattel, Inc.	483,400	8,788,212

		13,953,012

Photographic Products - 1.2%
Eastman Kodak Co. (1)	273,000	7,174,440

Publishing - 1.3%
Scholastic Corp. (2)	200,000	7,504,000

Specialty Stores - 1.5%
Pier 1 Imports, Inc. (1)	525,000	8,814,750

Total Consumer Discretionary		96,621,588

Consumer Staples - 7.9%

Packaged Foods/Meats - 2.5%
Del Monte Foods Co. (2)	739,800	7,723,512
Smithfield Foods, Inc. (2)	235,500	7,024,965

		14,748,477

Retail-Drugs - 1.3%
CVS Corp.	140,000	7,679,000

Retail-Food - 2.4%
Kroger Co. (2)	503,500	8,443,695
SUPERVALU, Inc.	177,400	5,811,624

		14,255,319

Description	Shares	Value
Common Stocks (continued)

Consumer Staples (continued)

Soft Drinks - 1.7%
Coca-Cola Enterprises, Inc.	482,000	$10,546,160

Total Consumer Staples		47,228,956

Energy - 7.2%

Oil & Gas-Drilling - 3.6%
ENSCO International, Inc.	356,000	11,854,800
Noble Corp.	171,500	9,710,330

		21,565,130

Oil & Gas-Exploration and Production - 3.6%
Burlington Resources, Inc.	204,000	10,338,720
Noble Energy, Inc. (1)	153,000	11,378,610

		21,717,330

Total Energy		43,282,460

Financials - 9.0%

Insurance-Life/Health - 1.6%
Protective Life Corp.	247,500	9,947,025

Insurance-Property/Casualty - 3.1%
ACE Ltd.	207,500	8,968,150
SAFECO Corp.	180,080	9,690,105

		18,658,255

Reinsurance - 2.8%
PartnerRe Ltd.	183,000	12,090,810
RenaissanceRe Holding Ltd.	95,150	4,481,565

		16,572,375

Thrifts & Mortgage Finance - 1.5%
MGIC Investment Corp.	143,000	8,771,620

Total Financials		53,949,275

Healthcare - 9.8%

Healthcare-Distributors - 2.3%
AmerisourceBergen Corp.	210,000	13,559,700

Healthcare-Facilities - 1.7%
Universal Health Services, Inc.	174,700	10,207,721

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare-Services - 4.0%
Apria Healthcare Group, Inc. (2)	387,400	$12,203,100
Omnicare, Inc.	300,000	11,496,000

		23,699,100

Healthcare-Supplies - 1.8%
Bausch & Lomb, Inc.	140,000	10,932,600

Total Healthcare		58,399,121

Industrials - 16.7%

Aerospace & Defense - 1.4%
Northrop Grumman Corp.	152,000	8,469,440

Building Products - 0.6%
York International Corp.	88,500	3,646,200

Commercial Printing - 1.8%
Donnelley (R.R.) & Sons Co.	316,850	10,535,262

Electrical Components - 0.9%
Hubbell, Inc., Class B (1)	122,900	5,584,576

Machinery Industrial - 1.3%
Parker-Hannifin Corp. (1)	125,000	7,541,250

Railroads - 1.2%
CSX Corp.	170,000	7,068,600

Services-Diversified Commercials - 3.1%
Adesa, Inc.	390,000	8,884,200
Watson Wyatt & Co. Holdings	375,000	9,870,000

		18,754,200

Services-Employment - 1.8%
Manpower, Inc.	262,300	10,447,409

Services-Environmental - 1.6%
Republic Services, Inc.	275,000	9,757,000

Trade Companies & Distribution - 1.2%
Grainger (W.W.), Inc.	132,000	7,179,480

Trucking - 1.8%
Swift Transportation Co. (2)	438,000	10,752,900

Total Industrials		99,736,317

Description	Shares	Value
Common Stocks (continued)

Information Technology - 12.4%

Computer Storage/Peripheral - 1.9%
Imation Corp.	300,000	$11,328,000

IT Consulting & Services - 1.7%
ProQuest Co. (2)	315,700	10,133,970

Office Electronics - 1.5%
Xerox Corp. (1)(2)	675,000	9,159,750

Services-Data Processing - 6.0%
Bisys Group, Inc. (2)	705,000	10,751,250
Computer Sciences Corp. (2)	210,000	9,725,100
Convergys Corp. (1)(2)	468,000	6,378,840
SunGard Data Systems, Inc. (2)	250,000	8,677,500

		35,532,690

Systems Software - 1.3%
BMC Software, Inc. (2)	461,300	7,851,326

Total Information Technology		74,005,736

Materials - 4.9%

Diversified Metal/Mining - 1.0%
Arch Coal, Inc. (1)	125,000	6,056,250

Paper Packaging - 1.4%
Packaging Corp. of America	365,000	7,971,600
Smurfit-Stone Container Corp. (2)	59,700	648,939

		8,620,539

Paper Products - 1.4.%
Bowater, Inc. (1)	260,000	8,164,000

Steel - 1.1%
Nucor Corp. (1)	127,000	6,725,920

Total Materials		29,566,709

Telecommunications - 3.8%

Integrated Telecommunication Services - 3.8%
Alltel Corp. (1)	177,000	10,296,090
Citizens Communications Co., Class B (1)	925,000	12,617,000

Total Telecommunications		22,913,090

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Utilities - 4.6%

Electric Utilities - 3.1%
Cinergy Corp.	240,000	$9,895,200
Xcel Energy, Inc.	455,000	8,385,650

		18,280,850

Multi-Utilities - 1.5%
Constellation Energy Group	170,800	9,129,260

Total Utilities		27,410,110

Total Common Stocks (identified cost $454,265,435)		553,113,362

Mutual Fund - 1.4%
iSHARES Russell Midcap Value (identified cost $7,690,500) (1)	75,000	8,606,250

Collateral Pool Investment for Securities on Loan - 11.3%
(See Note 2 of the Schedule of Investments) (amortized cost $67,752,631)		67,752,631

Repurchase Agreement - 6.0%
Agreement with Morgan Stanley & Co, Inc., 3.050%, dated 5/31/2005, to be repurchased at $35,787,693 on 6/1/2005 , collateralized by U.S. Government Agency Obligations with various maturities to 6/26/2018, with a market value of $37,160,761 (at amortized cost)	$35,784,661	35,784,661

Total Investments - 111.2% (identified cost $565,493,227)		665,256,904

Other Net Assets and Liabilities - (11.2)%		(67,232,361)

Total Net Assets - 100.0%		$598,024,543

(See Notes which are an integral part of the Schedule of Investments)

Mid-Cap Growth Fund

Schedule of Investments

May 31, 2005 (UNAUDITED)

Description	Shares	Value
Common Stocks - 92.3%

Biotechnology - 1.0%

Medical-Biomedical/Gene - 1.0%
Celgene Corp. (2)	35,000	$1,481,900

Total Biotechnology		1,481,900

Computers - 2.0%

Computers-Memory Devices - 2.0%
Seagate Technology (2)	105,000	2,228,100
Western Digital Corp.(2)	95,000	1,425,950

Total Computers		3,654,050

Consumer Discretionary - 14.9%

Auto Parts & Equipment - 1.0%
Autoliv, Inc. (1) (2)	40,000	1,856,400

Department Stores - 1.6%
Penney (J.C) Co., Inc.	55,000	2,736,800

Home Furnishings - 2.0%
Tempur-Pedic International, Inc. (1) (2)	155,000	3,616,150

Household Durables - 1.0%
Pulte Homes, Inc.	12,000	917,400
Ryland Group, Inc.	14,000	959,000

		1,876,400

Hotels, Restaurants & Leisure - 2.5%
Hilton Hotels Corp.	80,000	1,938,400
Marriott International, Inc., Class A	25,000	1,688,500
Starwood Hotels & Resorts Paired CTF	15,000	839,550

		4,466,450

Multiline Retail - .5%
Nordstrom, Inc.	15,000	915,600

Specialty Stores - 5.3%
Advance Auto Parts, Inc. (2)	55,000	3,259,850
The Children’s Place Retail Stores, Inc. (1) (2)	65,000	3,036,150
Michaels Stores, Inc.(1)	75,000	3,158,250

		9,454,250

Description	Shares	Value
Common Stocks (continued)
Consumer Discretionary (continued)

Textiles & Apparel - 1.0%
Coach, Inc. (2)	65,000	$1,887,600

		1,887,600

Total Consumer Discretionary		26,809,650

Consumer Staples - 2.2%

Food & Staples Retail-2.2%
CVS Corp Com.	40,000	2,194,000
Whole Food Market, Inc. (1)	15,000	1,784,700

Total Consumer Staples		3,978,700

Energy - 6.8%

Energy Equipment & Services - 2.1%
Patterson-UTI Energy, Inc.	140,000	3,708,600

Oil & Gas - Exploration and Production - 3.2%
Chesapeake Energy Corp.	140,000	2,865,800
Denbury Resources, Inc. (2)	90,000	2,878,200

		5,744,000

Oil & Gas - Refining/Marketing - 1.5%
Sasol Ltd., ADR (1)	110,000	2,728,000

Total Energy		12,180,600

Engineering & Construction - 1.0%

Building-Heavy Construction - 1.0%
Chicago Bridge & Iron Company, N.V.	65,000	1,404,000

Total Engineering & Construction		1,404,000

Financials - 2.8%

Asset Management - 1.8%
Affiliated Managers Group, Inc. (1) (2)	50,000	3,335,000

Commercial Banks - 1.0%
SVB Financial Group (2)	35,000	1,671,600

Total Financials		5,006,600

Healthcare - 23.4%

Biotechnology - 3.1%
Amylin Pharmaceuticals, Inc. (1) (2)	95,000	1,518,100
Genzyme Corp. (2)	20,000	1,247,800
Invitrogen Corp. (2)	35,000	2,776,550

		5,542,450

Description	Shares	Value
Common Stocks (continued)
Healthcare (continued)

Healthcare - Equipment - 4.4%
Fisher Scientific International, Inc. (2)	40,000	$2,498,400
Kinetic Concepts, Inc. (2)	55,000	3,533,750
Varian Medical Services, Inc. (1) (2)	50,000	1,880,500

		7,912,650

Healthcare - Equipment & Supplies - 4.5%
Haemonetics, Corp. (2)	55,000	2,238,500
Resmed, Inc. (2)	35,000	2,186,450
Respironics, Inc.(2)	15,000	1,002,600
St. Jude Medical, Inc.(2)	65,000	2,607,800

		8,035,350

Healthcare - Managed Care - 2.6%
Aetna, Inc.	35,000	2,730,350
Centene Corp. (2)	60,000	1,929,000

		4,659,350

Healthcare-Products & Services - 6.3%
Caremark RX, Inc. (2)	80,000	3,572,800
Community Health Services, Inc. (2)	60,000	2,182,200
Covance, Inc. (2)	30,000	1,309,800
Medco Health Solutions, Inc.(2)	18,000	900,000
Triad Hospitals, Inc.(2)	40,000	2,028,800
Wellpoint, Inc.(2)	10,000	1,330,000

		11,323,600

Pharmaceuticals - 2.5%
Ivax Corp. (2)	90,000	1,768,500
Sepracor, Inc. (1) (2)	45,000	2,734,200

		4,502,700

Total Healthcare		41,976,100

Household Products - 1.3%

Consumer Products-Misc - 1.3%
Jarden Corp.(1) (2)	45,000	2,289,600

Total Household Products		2,289,600

Industrials - 10.6%

Aerospace & Defense - 2.6%
Goodrich Corp.	45,000	1,883,700
Precision Castparts Corp.	35,000	2,720,550

		4,604,250

Commercial Services & Supplies - 1.0%
Republic Services, Inc.	50,000	1,774,000

Construction & Engineering - 1.5%
Jacobs Engineering Group, Inc. (2)	50,000	2,629,000

Description	Shares	Value
Common Stocks (continued)
Industrials (continued)

Industrial Conglomerates - 1.5%
Textron, Inc.	35,000	$2,705,150

Machinery - Construction/Farming - 1.3%
Oshkosh Truck Corp.	30,000	2,392,200

Machinery - Industrial - 2.7%
Ingersol-Rand Co., Class A	25,000	1,935,250
Pentair, Inc.	65,000	2,893,150

		4,828,400

Total Industrials		18,933,000

Information Technology - 13.4%

Application Software - 4.8%
Adobe Systems, Inc.(1)	75,000	2,479,500
Cognos, Inc. (2)	25,000	944,000
Fair Isaac Corp.	50,000	1,712,500
Mercury Interactive Corp. (1) (2)	20,000	902,400
Wind River Systems (2)	150,000	2,458,500

		8,496,900

Communications Equipment - 2.4%
Comverse Technology, Inc. (2)	80,000	1,882,400
Corning, Inc.(1) (2)	150,000	2,352,000

		4,234,400

Computers & Periph - 0.5%
Network Appliance, Inc. (1) (2)	40,000	1,150,400

Electronic Equipment & Instructions - 1.0%
Jabil Circuit, Inc. (2)	60,000	1,753,800

Information Technology Consulting & Services - 2.1%
Cognizant Technology Solutions Corp. (2)	80,000	3,840,000

Internet Software & Services - 1.6%
j2 Global Communications, Inc. (1) (2)	85,000	2,981,800

IT Services - 1.0%
CACI International, Inc. (2)	25,000	1,611,500

Total Information Technology		24,068,800

Insurance - 1.0%

Financial Guarantee Institution - 1.0%
Assured Guaranty, LTD.	82,000	1,685,100

Total Insurance		1,685,100

Description	Shares	Value
Common Stocks (continued)

Internet - 3.7%

Internet Content/Information Network - 1.5%
InfoSpace, Inc. (1) (2)	80,000	$2,713,600

Internet Security - 2.2%
VeriSign, Inc. (1) (2)	120,000	3,882,000

Total Internet		6,595,600

Materials - 1.4%

Chemicals - Fertilizers and Agricultural Chemicals - 1.4%
Monsanto Co.(1)	45,000	2,565,000

Total Materials		2,565,000

Pharmaceuticals - 1.0%

Medical-Generic Drugs - 1.0%
Teva Pharmaceutical Industries, LTD.	55,000	1,835,350

Total Pharmaceuticals		1,835,350

Telecommunications - 2.8%

Cellular Telecommunications - 1.1%
NII Holdings, Inc.(2)	35,000	2,086,000

Telecommunications Services - 1.7%
Amdocs Ltd. (2)	110,000	2,997,500

Total Telecommunications		5,083,500

Transportation - 1.0%

Transport Services - 1.0%
UTI Worldwide, Inc.	25,000	1,843,750

Total Transportation		1,843,750

Utilities - 2.0%

Gas Utilities - 2.0%
Kinder Morgan Management LLC (2)	81,225	3,620,184

Total Utilities		3,620,184

Total Common Stocks (identified cost $142,880,536)		165,011,484

Master Limited Partnership - .9%
Kayne Anderson MLP Investment Co.(1) (identified cost $1,694,158)	65,000	1,690,000

Description	Shares or Principal Amount	Value
U. S. Treasury Bill - 0.2%
06/01/2005 (identified cost $368,378)	$370,000	$368,408

Collateral Pool Investment for Securities on Loan - 18.9%
(See Note 2 of the Schedule of Investments) (amortized cost $33,849,931)		33,849,931

Repurchase Agreement - 5.9%
Agreement with Morgan Stanley & Co., Inc., 3.050%, dated 5/31/2005 to be repurchased at $10,458,621 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/28/2013, with a market value of $11,044,603 (at amortized cost)	10,457,635	10,457,635

Total Investments - 118.2% (identified cost $189,250,638)		211,377,458

Other Assets & Liabilities - (18.2)%		(32,601,296)

Total Net Assets - 100.0%		$178,776,162

(See Notes which are an integral part of the Schedule of Investments)

Small-Cap Growth Fund

Schedule of Investments

May 31, 2005 (UNAUDITED)

Description	Shares	Value
Common Stocks - 89.1%

Consumer Discretionary - 14.7%

Home Furnishings - 2.0%
Tempur-Pedic International, Inc. (2)	130,000	$3,032,900

Hotel/Resort/Cruise - 1.3%
Great Wolf Resorts, Inc. (1) (2)	90,000	1,983,600

Leisure Facilities - 1.5%
LIFE TIME FITNESS, Inc. (2)	80,000	2,278,400

Leisure Equipment & Products - 1.3%
SCP Pool Corp.	55,000	1,970,100

Consumer Products - Miscellaneous - 1.3%
Jarden Corp. (1) (2)	40,000	2,035,200

Movies & Entertainment - 2.5%
Imax Corp. (1) (2)	400,000	3,824,000

Retail-Apparel - 3.1%
Jos. A. Bank Clothiers, Inc. (1) (2)	60,000	2,365,200
Wilsons The Leather Experts, Inc. (1) (2)	400,000	2,348,000

		4,713,200

Specialty Retail - 1.7%
The Children’s Place (1) (2)	55,000	2,569,050

Total Consumer Discretionary		22,406,450

Energy - 6.6%

Oil & Gas-Drilling - 1.8%
Pioneer Drilling Company (2)	199,100	2,785,409

Oil & Gas-Exploration and Production - 4.8%
Contango Oil & Gas Co. (1) (2)	190,000	1,508,600
Gasco Energy, Inc. (1) (2)	460,000	1,453,600
The Exploration Co. of Delaware (2)	370,000	1,546,600
Toreador Resources Corp. (2)	130,000	2,792,400

		7,301,200

Total Energy		10,086,609

Financials - 8.1%

Commercial Services - 0.5%
Cash Systems, Inc. (1)(2)	115,000	794,650

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Diverse Financial Services - 5.3%
Assured Guaranty Ltd.	70,000	$1,438,500
CB Richard Ellis Group, Inc. (2)	70,000	2,692,200
E-LOAN, Inc. (1) (2)	475,000	1,353,750
Online Resources Corp. (2)	115,000	1,120,100
Trammell Crow Co. (2)	65,000	1,465,750

		8,070,300

Investment Bank & Brokerage - 2.3%
Affiliated Managers (2)	25,000	1,667,500
Greenhill & Co. (1)	40,000	1,427,200
MCF Corp. (1) (2)	352,000	440,000

		3,534,700

Total Financials		12,399,650

Healthcare - 27.7%

Biotechnology - 0.8%
Amylin Pharmaceuticals, Inc. (1) (2)	80,000	1,278,400

Healthcare-Equipment - 3.1%
Cutera, Inc. (2)	145,000	2,320,000
I-Flow Corp. (1)(2)	150,000	2,451,000

		4,771,000

Healthcare-Equipment & Supplies - 2.4%
Hologic, Inc. (2)	30,000	1,104,300
Resmed, Inc. (2)	30,000	1,874,100
Respironics, Inc. (2)	10,000	668,400

		3,646,800

Healthcare-Managed Care - 1.6%
Wellcare Health Plans, Inc. (1) (2)	70,000	2,429,000

Healthcare-Products - 4.0%
Dexcom, Inc. (2)	95,000	1,325,250
Lifeline Systems (2)	20,000	651,200
NuVasive, Inc. (2)	75,000	1,177,500
Sonosite, Inc. (2)	35,000	1,074,500
Symmetry Medical, Inc. (2)	85,000	1,898,900

		6,127,350

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare-Providers & Services - 3.5%
Centene Corp. (2)	55,000	$1,768,250
Community Health Systems, Inc. (2)	50,000	1,818,500
Triad Hospitals, Inc. (2)	35,000	1,775,200

		5,361,950

Healthcare-Services - 7.5%
Amedisys, Inc. (1) (2)	70,000	2,114,700
Emageon, Inc. (2)	180,000	2,781,000
Matria Healthcare, Inc. (2)	65,000	1,851,850
Psychiatric Solutions, Inc. (2)	50,000	2,047,500
SFBC International, Inc. (2)	75,000	2,625,750

		11,420,800

Healthcare-Supplies - 1.0%
Immucor, Inc. (2)	45,000	1,507,500

Medical Instruments - 0.8%
Natus Medical, Inc. (1) (2)	115,000	1,161,500

Medical Products - 0.6%
Syneron Medical, Ltd. (1) (2)	25,000	843,000

Pharmaceutical - 2.4%
CV Therapeutics, Inc. (1) (2)	110,000	2,224,200
Taro Pharmaceutical Industries, Ltd. (1) (2)	45,000	1,471,950

		3,696,150

Total Healthcare		42,243,450

Industrials - 10.9%

Aerospace & Defense - 1.9%
Aar Corp (2)	56,000	898,240
Be Aerospace, Inc. (2)	140,000	2,025,800

		2,924,040

Electrical Components - 1.2%
WESCO International, Inc. (2)	60,000	1,752,000

Machinery-Construction/Farming - 1.3%
Oshkosh Truck Corp.	25,000	1,993,500

Machinery-Industrial - 1.8%
Joy Global, Inc.	75,000	2,815,500

Manufacturer-Miscellaneous - 0.8%
Freightcar America, Inc. (2)	60,000	1,180,800

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Services-Diversified/Commercial - 1.8%
PeopleSupport, Inc. (2)	105,000	$1,023,750
Navigant Consulting, Inc. (2)	75,000	1,720,500

		2,744,250

Services-Employment - 1.1%
Hudson Highland Group, Inc. (1) (2)	105,000	1,681,050

Trucking - 1.0%
UTI Worldwide, Inc.	20,000	1,475,000

Total Industrials		16,566,140

Information Technology - 19.7%

Application Software - 3.3%
Motive, Inc. (2)	255,000	2,215,950
Wind River Systems, Inc. (2)	25,000	409,750
Witness Systems, Inc. (1) (2)	135,000	2,346,300

		4,972,000

Communications Equipment - 2.1%
Arris Group, Inc. (2)	130,000	1,125,800
AudioCodes Ltd. (1) (2)	40,000	482,800
Westell Technologies, Inc. (2)	265,000	1,587,350

		3,195,950

Computer Storage/Peripheral - 0.8%
Western Digital Corp. (2)	80,000	1,200,800

Electronic Equipment - 3.5%
Identix, Inc. (2)	382,500	2,099,925
Lipman (1) (2)	75,000	2,432,250
Novatel Wireless, Inc. (2)	60,000	748,200

		5,280,375

Intellectual Property - 0.9%
Acacia Research Corp. (1) (2)	250,000	1,402,500

Internet-Security - 1.8%
Entrust, Inc. (2)	310,000	1,267,900
Vasco Data Security International, Inc. (1) (2)	145,000	1,442,750

		2,710,650

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Information Technology (continued)

Internet Software & Services - 3.3%
InfoSpace, Inc. (1) (2)	70,000	$2,374,400
j2 Global Communications, Inc. (2)	75,000	2,631,000

		5,005,400

IT Services - 0.9%
SRA International, Inc.	40,000	1,358,000

Services-Data Processing - 3.1%
Jupitermedia Corp. (2)	65,000	1,186,250
Open Solutions (1) (2)	75,000	1,331,250
Ixia (2)	125,000	2,298,750

		4,816,250

Total Information Technology		29,941,925

Materials - 0.4%

Diversified Metal/Mining - 0.4%
Charles & Colvard, Ltd. (1)	30,000	606,600

Total Materials		606,600

Utilities - 1.0%

Gas Utilities - 1.0%
Kinder Morgan Management LLC (2)	35,000	1,559,957

Total Utilities		1,559,957

Total Common Stocks (identified cost $121,896,487)		135,810,781

U.S. Treasury Bill - 0.2% (3)
United States Treasury Bill, 7/28/2005 (identified cost $358,421)	$360,000	358,451

Collateral Pool Investment for Securities on Loan - 25.2%
(See Note 2 of the Financial Statements) (amortized cost $38,457,415)		38,457,415

Master Limited Partnership - 1.9%
Kayne Anderson MLP Investment Company (identified cost $2,858,950)	110,000	2,860,000

Total Mutual Funds		2,860,000

Description	Shares or Principal Amount	Value
Repurchase Agreement - 9.8%
Agreement with Morgan Stanley & Co, Inc., 3.05% dated 5/31/2005, to be repurchased at $14,948,424 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 2/24/2011, with a market value of $15,766,427 (at amortized cost)	$14,947,157	$14,947,157

Total Investments - 126.2% (identified cost $121,896,487) (identified cost $178,518,430)		192,433,804

Other Net Assets & Liabilities - (26.2)%		(39,961,835)

Total Net Assets - 100.0%		$152,471,969

(See Notes which are an integral part of the Schedule of Investments)

International Stock Fund

Schedule of Investments

May 31, 2005 (UNAUDITED)

Description	Shares	Value
Common Stocks - 96.7%

Australia - 1.7%
News Corp. (1)	428,650	$7,190,531

Belgium - 1.2%
UCB SA (1)	108,700	4,963,146

Brazil - 2.3%
Petroleo Brasileiro SA, ADR	145,800	6,881,760
Unibanco - Uniao de Bancos Brasileiros SA, GDR	80,100	2,875,590

		9,757,350

Canada - 1.2%
Precision Drilling Corp. (2)	63,934	5,045,032

Denmark - 1.2%
A P Moller - Maersk A/S	560	5,062,516

France - 10.2%
Accor SA (1)	111,500	5,139,117
Axa	188,600	4,594,284
Banque Nationale de Paris Paribas SA (1)	67,500	4,536,730
L’oreal SA	58,400	4,236,390
Publicis Groupe	124,900	3,660,829
Sanofi-Aventis (1)	75,800	6,830,709
Schneider Electric SA (1)	56,100	4,124,637
Total SA (1)	21,110	4,664,585
Vivendi Universal SA (1)	168,300	5,124,517

		42,911,798

Germany - 4.8%
Altana AG (2)	76,400	4,546,321
Bayerische Motoren Werke AG	29,900	1,297,062
Deutsche Telekom AG (1)	309,000	5,740,544
Metro AG (1)	78,400	3,905,461
Siemens AG (1)	65,800	4,803,486

		20,292,873

Hong Kong - 3.0%
Esprit Holdings Ltd.	550,000	3,925,739
Sun Hung Kai Properties Ltd.	236,000	2,245,505
Swire Pacific Ltd., Class A	520,500	4,446,842
Wharf Holdings Ltd.	558,000	1,819,931

		12,438,017

Hungary - 0.6%
MOL Magyar Olaj-es Gazipari Rt.	36,310	2,706,656

Description	Shares	Value
Common Stocks (continued)

India - 1.3%
Reliance Industries Ltd., GDR (7)	164,161	$4,120,441
State Bank of India, GDR	28,520	1,126,540

		5,246,981

Indonesia - 1.7%
Bank Central Asia Tbk PT	3,247,800	1,185,337
Telekomunikasi Indonesia Tbk PT	11,785,000	5,776,653

		6,961,991

Ireland - 0.8%
Irish Life & Permanent PLC	187,300	3,157,218

Italy - 3.0%
Banco Popolare di Verona e Novara Scrl (1)	241,000	4,357,734
Eni SpA (1)	86,400	2,219,512
Saipem SpA	491,300	6,202,341

		12,779,587

Japan - 24.7%
Canon, Inc.	76,000	4,111,093
Credit Saison Co. Ltd.	105,900	3,517,565
Daimaru, Inc.	113,200	969,489
Fast Retailing Co. Ltd.	50,600	2,671,574
Funai Electric Co. Ltd.	23,900	2,498,128
HASEKO Corp. (2)	1,455,000	3,059,201
Hikari Tsushin, Inc.	47,000	2,793,345
Hitachi Construction Machinery Co. Ltd.	227,400	2,685,033
Hoya Corp.	31,200	3,475,323
Jupiter Telecommunications Co. Ltd. (2)	414	320,550
Keyence Corp.	11,400	2,488,226
Komeri Co. Ltd.	77,300	1,983,049
Konica Minolta Holdings, Inc.	361,000	3,228,817
Koyo Seiko Co. Ltd.	181,600	2,357,136
Kyocera Corp.	53,000	4,067,134
Lawson, Inc.	71,600	2,603,719
Mitsubishi Tokyo Financial Group, Inc.	793	6,579,673
Mitsui Trust Holdings, Inc.	418,000	4,082,672
Mizuho Financial Group, Inc.	798	3,760,605
NEC Corp.	728,000	4,020,359
Nintendo Co. Ltd.	43,400	4,592,293
Nitori Co. Ltd.	37,000	2,441,597
SMC Corp.	48,660	5,147,879
Sumitomo Mitsui Financial Group, Inc.	779	5,041,968
Sumitomo Realty & Development Co. Ltd.	159,000	1,714,967
Suzuki Motor Corp.	160,200	2,613,498
Toshiba Corp.	965,000	3,936,352
Toyota Motor Corp.	189,700	6,721,366
USS Co. Ltd.	53,600	3,372,600
Yamada Denki Co. Ltd. (1)	123,000	6,676,664

		103,531,873

Description	Shares	Value
Common Stocks (continued)

Korea, Republic of - 1.3%
Samsung Electronics Co. Ltd.	5,180	$2,500,130
Shinsegae Co. Ltd.	8,310	2,815,159

		5,315,289

Mexico - 1.5%
Grupo Mexico SA de CV	620,700	2,931,179
Grupo Televisa SA	55,100	3,306,000

		6,237,179

Netherlands - 3.0%
ASML Holding NV (2)	223,700	3,596,815
ING Groep NV	74,600	2,062,447
Koninklijke (Royal) Philips Electronics NV	104,700	2,666,363
VNU NV	157,200	4,270,413

		12,596,039

Norway - 4.5%
Norsk Hydro ASA	78,860	6,408,256
Statoil ASA (1)	285,600	5,005,179
Tandberg ASA (1)	298,100	3,186,167
Yara International ASA (1)	279,200	4,128,490

		18,728,092

Spain - 0.8%
Gestevision Telecinco SA (1) (2)	154,600	3,579,652

Sweden - 1.8%
Telefonaktiebolaget LM Ericsson, Class B	2,347,100	7,381,435

Switzerland - 9.0%
Adecco SA (1)	73,000	3,454,021
Credit Suisse Group (1)	155,600	6,227,334
Nestle SA	22,900	6,025,483
Roche Holding AG	27,400	3,451,313
Swiss Life Holding	40,300	5,321,710
Swiss Re (1)	78,100	4,833,877
Syngenta AG	33,600	3,474,446
UBS AG	65,500	5,048,651

		37,836,836

Taiwan, Province of China - 2.1%
HON HAI Precision Industry Co. Ltd.	687,000	3,589,078
MediaTek, Inc.	287,000	2,465,832
Taiwan Semiconductor Manufacturing Co. Ltd.	1,499,000	2,708,823

		8,763,734

Thailand - 1.2%
Siam Cement Public Co. Ltd.	859,516	5,159,112

Description	Shares or Principal Value	Value
Common Stocks (continued)

United Kingdom - 13.8%
Amvescap PLC	1,000,500	$5,855,884
AstraZeneca PLC	147,300	6,260,090
British Sky Broadcasting Group PLC	576,800	5,714,928
Compass Group PLC	1,176,900	4,641,455
Diageo PLC	342,900	4,921,969
Misys PLC	591,700	2,321,506
Morrison WM Supermarkets	824,900	2,832,970
Royal Bank of Scotland Group PLC	157,200	4,614,163
Smith & Nephew PLC	438,300	4,326,905
Tesco PLC	620,343	3,526,878
Vodafone Group PLC	3,717,499	9,365,149
WPP Group PLC	311,600	3,327,484

		57,709,379

Total Common Stocks (identified cost $376,490,254)		405,352,316

Collateral Pool Investment for Securities on Loan - 14.7%
(See Note 2 of the Schedule of Investments) (amorized cost $61,705,479)		61,705,479

Mutual Funds - 0.6%
Merrimac Cash Series Money Market Fund	2,569,170	2,569,170

Total Investments - 112.0% (identified cost $440,764,903)		469,626,965

Other Assets & Liabilities - (12.0)%		(50,220,736)

Total Net Assets - 100.0%		$419,406,229

(See Notes which are an integral part of the Schedule of Investments)

International Stock Fund

Industry Division

May 31, 2005 (UNAUDITED)

Industry	Market Value	% of Total Net Assets
Advertising	$6,988,313	1.7%
Automobiles	12,989,062	3.1%
Beverages	4,921,969	1.2%
Chemicals	11,723,377	2.8%
Commercial Banks	49,436,996	11.8%
Commercial Services	6,513,222	1.6%
Construction Materials	8,090,292	1.9%
Distribution/Wholesale	3,925,739	0.9%
Diversified Financial Services	12,530,667	3.0%
Diversified Holding Companies	6,266,773	1.5%
Diversified Manufacturing	8,032,303	1.9%
Electronics	25,765,770	6.1%
Food & Staple Retailing	25,168,636	6.0%
Health Care Equipments & Supplies	7,802,229	1.9%
Hotels/Restaurants & Leisure	5,139,117	1.2%
Insurance	16,812,318	4.0%
Machinery	11,957,549	2.9%
Media	29,506,591	7.0%
Oil & Gas	39,133,320	9.3%
Office & Business Equipment	4,111,093	1.0%
Pharmaceuticals	26,051,579	6.2%
Real Estate	3,960,472	0.9%
Semiconductor Equipment & Products	8,771,471	2.1%
Software	2,321,506	0.6%
Specialty Retail	28,126,143	6.7%
Telecommunications	34,243,292	8.2%
Transportation	5,062,516	1.2%

Total Common Stocks	405,352,316	96.6%
Investment for Collateral Pool for Securities on Loan	61,705,479	14.7%
Mutual Funds	2,569,170	0.6%

Total Investments	469,626,965	112.0%
Other Assets & Liabilities	(50,220,736)	(12.0)%

Total Net Assets	$419,406,229	100.0%

(See notes which are an integral part of the Schedule of Investments)

Government Income Fund

Schedule of Investments

May 31, 2005 (UNAUDITED)

Description	Principal Amount	Value
Asset-Backed Securities - 4.7%
Countrywide Alternative Loan Trust, Class 1A2, 3.230%, 6/25/2034	$3,500,000	$3,489,899
Green Tree Home Equity Loan Trust 1998-B, Class B1, 7.810%, 11/15/2029	6,000,000	6,010,860
Greenwich Capital Acceptance 1995-BA1, Class A4, 7.150%, 8/10/2020	10,643,000	10,922,538

Total Asset-Backed Securities (identified cost $20,100,656)		20,423,297

Collateralized Mortgage Obligations - 22.3%
Countrywide Home Loans, 5.750%, 3/25/2033, (Series 2003-J1-1A8)	1,975,000	2,001,706
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, 3.370%, 10/25/2033, (Series 2003-4XS)	388,335	387,759
Federal Home Loan Mortgage Corp., 3.220%, 8/25/2031, REMIC (Series T-32-A1) (4)	2,464,435	2,477,459
Federal Home Loan Mortgage Corp., 5.000%, 10/15/2029, REMIC (Series 2745-AY)	5,000,000	5,058,160
Federal Home Loan Mortgage Corp., 5.000%, 10/15/2034, REMIC (Series 2876-DQ)	916,013	919,810
Federal Home Loan Mortgage Corp., 5.000%, 1/15/2035, REMIC (Series 2921-ZJ)	858,783	851,171
Federal Home Loan Mortgage Corp., 5.000%, 2/15/2035, REMIC (Series 2937-ZA)	3,694,792	3,704,214
Federal Home Loan Mortgage Corp., 5.500%, 7/15/2032, REMIC (Series 2686-QH)	6,000,000	6,200,598
Federal Home Loan Mortgage Corp., 5.500%, 4/15/2035, REMIC (Series 2963-AW)	2,000,000	2,107,900
Federal Home Loan Mortgage Corp., 6.250%, 9/15/2023, REMIC (Series 1666H)	9,025,264	9,258,856
Federal Home Loan Mortgage Corp., 6.500%, 10/15/2016, REMIC (Series 1702-PK)	7,772,413	7,903,044
Federal National Mortgage Association, 3.340%, 1/25/2031, REMIC (Series 2001-25-FA) (4)	4,307,750	4,315,061
Federal National Mortgage Association, 4.000%, 10/25/2032, REMIC (Series 2003-28-GA)	761,954	750,096
Federal National Mortgage Association, 5.000%, 10/25/2016, REMIC (Series 2003-16-PD)	5,000,000	5,125,490
Federal National Mortgage Association, 5.000%, 10/15/2031, REMIC (Series 2543-LN)	6,196,186	6,264,195
Federal National Mortgage Association, 5.000%, 5/15/2033, REMIC (Series 2791-BL)	3,305,562	3,343,375
Federal National Mortgage Association, 5.500%, 8/25/2032, REMIC (Series 2005-16)	1,625,897	1,627,724
Government National Mortgage Association, 4.500%, 11/16/2028, REMIC (Series 2003-77-TE)	2,500,000	2,506,635
Master Asset Securitization Trust, 5.000%, 3/25/2034, REMIC (Series 2004-3-4A5)	15,215,000	15,317,108

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
Residential Accredit Loans, Inc., 4.000%, 7/25/2033, (Series 2003-QR24-A5)	$3,000,001	$2,979,790
Residential Asset Securitization Trust, 5.250%, 6/25/2034, (Series 2004-A3)	4,421,421	4,413,140
Salomon Brothers Mortgage Securities VII 2003-CDCA A2 FRN, 3.410%, 2/15/2015 (4) (7)	596,875	597,724
Structured Asset Securities Corporation, 5.250%, 8/25/2033, (Series 2003-21-2A2) (5)	3,821,480	3,822,546
Washington Mutual, 3.429%, 8/25/2034, REMIC (Series 2004-AR9-A3)	1,750,000	1,746,845
Washington Mutual, 3.530%, 10/25/2033, REMIC (Series 2003-AR10-A3A)	2,752,321	2,741,292

Total Collateralized Mortgage Obligations (identified cost $94,167,423)		96,421,698

Corporate Bonds - 5.3%
American Express Credit Corp., 3.160%, 10/14/2005 (4)	4,000,000	4,001,348
DaimlerChrysler North America Holding Corp. FRN, 3.200%, 3/7/2007 (4)	3,000,000	2,983,362
DaimlerChrysler North America Holding Corp. FRN, 3.890%, 9/26/2005 (4)	4,000,000	4,006,672
Ford Motor Credit Co., 7.600%, 8/1/2005	5,000,000	5,026,840
HSB Capital I FRN, 4.051%, 7/15/2027 (4)	3,000,000	3,003,630
SLM Corp. FRN, 3.210%, 9/15/2006 (4)	4,000,000	4,012,192

Total Corporate Bonds (identified cost $22,999,432)		23,034,044

Government Agencies - 4.3%
Federal Home Loan Mortgage Corp. - 3.4%
Federal Home Loan Mortgage Corp. Discount Note, 3.400%, 11/8/2005 (1)	15,000,000	14,778,889

Federal National Mortgage Association - 0.9%
Federal National Mortgage Association Discount Note, 3.400%, 11/10/2005	4,000,000	3,940,420

Total Government Agencies (amortized cost $18,719,309)		18,719,309

Mortgage Backed Securities - 50.9%
Federal Home Loan Mortgage Corp. - 4.7%
5.000%, 8/1/2014	5,481,630	5,558,570
5.000%, 10/1/2033	4,798,498	4,800,748
5.500%, 11/1/2018	6,377,477	6,556,875
6.500%, 9/1/2016	490,489	511,175
7.000%, 11/1/2009	364,839	376,322
7.500%, 9/1/2013	161,537	173,352
7.500%, 4/1/2024	409,269	441,012
7.500%, 4/1/2027	262,411	282,439
8.000%, 8/1/2030	369,883	399,468

Description	Principal Amount	Value
Mortgage Backed Securities (continued)
Federal Home Loan Mortgage Corp. (continued)
8.500%, 9/1/2024	$214,956	$235,354
9.000%, 6/1/2019	435,418	473,377
9.500%, 2/1/2025	364,784	402,222

		20,210,914

Federal National Mortgage Association - 39.5%
5.000%, 5/1/2018	3,729,011	3,776,149
5.000%, 6/1/2020 (6)	6,000,000	6,069,372
5.000%, 6/1/2035 (6)	25,000,000	24,984,375
5.500%, 1/1/2023	4,156,308	4,248,466
5.500%, 10/1/2024	4,645,753	4,742,956
5.500%, 2/1/2033	2,471,545	2,511,107
5.500%, 6/1/2035 (6)	40,000,000	40,550,000
6.000%, 9/1/2013	1,961,837	2,035,714
6.000%, 10/1/2016	1,126,446	1,168,125
6.000%, 6/1/2035 (6)	60,000,000	61,668,720
6.500%, 9/1/2016	1,225,861	1,279,900
6.500%, 9/1/2016	781,653	816,110
6.500%, 8/1/2030	7,339,241	7,647,497
6.500%, 12/1/2031	477,307	497,047
7.000%, 12/1/2010	710,691	730,676
7.000%, 3/1/2029	655,640	693,738
7.000%, 7/1/2029	1,736,088	1,836,968
7.000%, 2/1/2030	1,445,398	1,529,387
7.500%, 12/1/2009	1,515,165	1,586,478
7.500%, 10/1/2030	358,501	384,054
8.000%, 10/1/2028	1,887,780	2,042,698
8.000%, 4/1/2030	575,771	620,911

		171,420,448

Government National Mortgage Association - 6.7%
5.000%, 4/15/2034	3,266,336	3,295,344
5.500%, 9/15/2033	8,928,587	9,132,203
6.000%, 12/20/2033	10,216,580	10,546,545
6.500%, 9/15/2032	2,868,219	3,007,916
7.000%, 6/15/2029	592,259	628,359
7.000%, 8/15/2031	516,346	547,627
8.500%, 6/15/2010	506,567	538,786
9.000%, 11/15/2009	862,909	903,573
9.000%, 1/15/2010	269,606	284,463
9.500%, 10/15/2024	156,192	173,635

		29,058,451

Total Mortgage Backed Securities (identified cost $218,523,274)		220,689,813

U.S. Treasury Notes - 27.8%
1.125%, 6/30/2005	50,000,000	49,955,100
1.500%, 7/31/2005	10,000,000	9,980,080
3.875%, 5/15/2010 (1)	10,000,000	10,057,820
4.000%, 3/15/2010 (1)	10,000,000	10,106,260
4.000%, 4/15/2010 (1)	10,000,000	10,106,260

Description	Principal Amount	Value
U.S. Treasury Notes (continued)
4.000%, 2/15/2015 (1)	$25,000,000	$24,949,225
4.250%, 8/15/2014 (1)	5,000,000	5,096,290

Total U.S. Treasury Notes (identified cost $118,948,667)		120,251,035

Total Investments in Securities - 115.3% (identified cost $493,458,762)		499,539,196

Collateral Pool Investments for Securities on Loan - 17.9% (See Note 2 of the Schedule of Investments) (amortized cost $77,537,616)		77,537,616

Repurchase Agreement - 15.0%
Agreement with Morgan Stanley & Co., Inc., 3.050% dated 5/31/2005, to be repurchased at $65,078,841 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 11/13/2014, with a market value of $67,521,209 (at amortized cost)	$65,073,329	65,073,329

Total Investments (identified cost $636,069,706) - 148.2%		642,150,141

Liabilities Less Other Assets - (48.2)%		(208,748,493)

Total Net Assets - 100.0%		$433,401,648

(See Notes which are an integral part of the Schedule of Investments)

Intermediate Bond Fund

Schedule of Investments

May 31, 2005 (UNAUDITED)

Description	Principal Amount	Value
Asset-Backed Securities - 2.0%
Citibank Credit Card Issuance Trust 2002-A1, Class A1, 4.950%, 2/9/2009	$6,000,000	$6,105,996
Green Tree Home Improvement Loan Trust 1998-B, Class HEB1, 7.810%, 11/15/2029	7,000,000	7,012,670

Total Asset-Backed Securities (identified cost $13,004,567)		13,118,666

Collateralized Mortgage Obligations - 7.1%
Countrywide Alternative Loan Trust 2004-J4, Class 1A2, 3.230%, 6/25/2034	5,000,000	4,985,570
Criimi Mae CMBS Corp. 1998-1, Class A3, 6.306%, 6/20/2030 (7)	688,919	688,943
CS First Boston Mortgage Securities Corp. 2003-11, Class 1A3, 4.500%, 6/25/2033	4,261,794	4,269,793
Deutsche Alt-A Securities Inc. Mortgage Loan, Class A2, (Series 2003-4XS), 3.370%, 10/25/2033	494,245	493,511
Federal Home Loan Mortgage Corp., Class AY, (Series 2745), 5.000%, 10/15/2029	605,000	612,037
Federal Home Loan Mortgage Corp., Class MH, (Series 2686),
5.500%, 7/15/2032	4,000,000	4,133,732
5.500%, 7/15/2032	10,000,000	10,334,330
Federal National Mortgage Association, Pass-Thru INT, 15-year, 5.500%, 11/1/2018	14,109,229	14,502,989
Federal National Mortgage Association, Pass-Thru INT, 30-year, 6.500%, 10/1/2031	1,079,064	1,123,689
Federal National Mortgage Association, Pass-Thru INT, 15-year, 7.000%, 12/1/2015	1,068,408	1,122,938
Prudential Home Mortgage Securities 1993-H, Class 2B, (Series 144A) 6.980%, 9/28/2008 (7)	80,749	80,566
Residential Accredit Loans, Inc., Class A5, (Series 2003-QR24), 4.000%, 7/25/2033	3,000,001	2,979,790

Total Collateralized Mortgage Obligations (identified cost $44,846,723)		45,327,888

Corporate Bonds & Notes - 56.0%

Aerospace/Defense - 0.3%
United Technologies Corp., Note, 4.375%, 5/1/2010 (1)	2,000,000	2,013,106

Automotive & Related - 4.2%
DiamlerChrysler North America Holding Corp., Company Guarantee, 3.200%, 3/7/2007 (4)	4,000,000	3,977,816
DiamlerChrysler North America Holding Corp., Note, (Series MTND), 3.890%, 9/26/2005 (4) (5)	6,000,000	6,010,008
Ford Motor Credit Co., Global Bond, 6.875%, 2/1/2006	5,000,000	5,057,010

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Automotive & Related (continued)

Ford Motor Credit Co., Senior Note, 4.950%, 1/15/2008	$5,000,000	$4,742,570
General Motors Acceptance Corp., Note, 6.875%, 8/28/2012	5,000,000	4,309,835
General Motors Acceptance Corp., Note, 6.750%, 1/15/2006 (1)	3,000,000	3,019,368

		27,116,607

Banks - 4.4%
Citicorp, Sub. Note, (Series MTNF), 6.375%, 11/15/2008	7,000,000	7,476,553
NationsBank Corp., Sub. Note, 7.800%, 9/15/2016	2,000,000	2,494,166
UBS Preferred Funding Trust, Bond, 8.622%, 10/29/2049	7,000,000	8,324,232
Wachovia Bank NA, 4.875%, 2/1/2015	5,000,000	5,081,885
World Savings Bank FSB, Sr. Note, (Series BKN1), 3.045%, 3/2/2009 (4)	5,000,000	5,007,855

		28,384,691

Beverages & Foods - 2.9%
General Mills, Inc., Note, 3.875%, 11/30/2007	5,000,000	4,967,170
Kraft Foods, Inc., Note, 5.250%, 6/1/2007	5,000,000	5,101,825
Kroger Co., 8.050%, 2/1/2010	5,000,000	5,665,420
Miller Brewing Co., Note, (Series 144A), 5.500%, 8/15/2013 (7)	3,000,000	3,108,843

		18,843,258

Broadcasting - 0.8%
Univision Communications, Inc., Sr. Note, 3.500%, 10/15/2007	5,000,000	4,915,955

Broker/Dealers - 5.3%
Goldman Sachs Group, Inc., Note, 5.000%, 10/1/2014	3,000,000	3,030,555
Merrill Lynch & Co., Note, (Series MTNC), 3.439%, 2/5/2010 (4)	7,000,000	7,000,000
Merrill Lynch & Co., Note, (Series MTNC), 5.000%, 1/15/2015 (1)	5,000,000	5,102,595
Merrill Lynch & Co., Sr. Note, (Series MTNC), 3.000%, 4/30/2007 (1)	7,000,000	6,911,618
Morgan Stanley Group, Inc., Note, 4.750%, 4/1/2014 (1)	5,000,000	4,931,730
Morgan Stanley, Sr. Note, (Series MTNF), 3.275%, 1/18/2008 (4)	7,000,000	7,001,981

		33,978,479

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Computer Services - 0.8%
Computer Associates, Inc., Sr. Note, (Series 144A), 5.625%, 12/1/2014 (7) (1)	$5,000,000	$5,014,565

Construction Equipment - 0.4%
CRH America, Inc. Note, 6.950%, 3/15/2012	2,000,000	2,263,986

Consumer Cyclical - 0.4%
Tyco International Group, Note, 5.800%, 8/1/2006	2,500,000	2,548,488

Corporate - Other - 0.9%
Core Investment Grade Trust, Pass Thru Cert., 4.637%, 11/30/2007	5,674,074	5,681,309

Data Processing - 0.5%
First Data Corporation, Senior Notes, 4.950%, 6/15/2015	3,000,000	3,027,246

Domestic & International Oil - 1.6%
Enterprise Products Operating LP, Sr. Note, (Series 144A), 5.600%, 10/15/2014 (7)	3,000,000	3,071,124
Occidental Petroleum Corp., Note, 4.000%, 11/30/2007	2,500,000	2,486,237
Pancanadian Petroleum Ltd., Bond, 6.300%, 11/1/2011	4,000,000	4,399,040

		9,956,401

Electrical Equipment - 0.8%
General Electric Co., Note, 5.000%, 2/1/2013 (1)	5,000,000	5,148,685

Energy - 0.3%
Halliburton Co., Note, 5.500%, 10/15/2010	2,000,000	2,093,696

Financial Services - 14.3%
Allstate Financial Global, Note, (Series 144A), 7.125%, 9/26/2005 (5) (7)	5,500,000	5,560,143
American Express Credit, Note, (Series MTNB), 3.160%, 10/14/2005 (4)	6,000,000	6,002,022
American General Finance Corp., Note, (Series G), 4.500%, 11/15/2007 (1)	5,000,000	5,022,050
American General Finance Corp., Note, (Series G), 5.375%, 10/1/2012 (1)	2,500,000	2,573,995
Bunge Ltd. Finance Corp., Note, 5.350%, 4/15/2014	2,500,000	2,583,842
Countrywide Home Loans, Global Bond, 2.875%, 2/15/2007	5,000,000	4,896,810

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Financial Services (continued)
Credit Suisse, London, Sub. Note, (Series 144A), 7.900%, 5/29/2049 (7)	$5,000,000	$5,348,135
General Electric Capital Corp., Note, 2.980%, 3/4/2008 (4)	4,000,000	4,003,856
General Electric Capital Corp., Note, 4.875%, 3/4/2015 (1)	5,000,000	5,098,795
General Electric Capital Corp., Note, (Series A), 6.800%, 11/1/2005 (5)	4,000,000	4,053,984
General Electric Capital Corp., Note, (Series A), 6.500%, 12/10/2007 (1)	5,000,000	5,285,465
Household Finance Corp., Sr. Unsub., 3.548%, 11/16/2009	6,000,000	6,022,902
Household Finance Corp., Unsecured, 5.250%, 4/15/2015 (1)	3,000,000	3,095,772
Household Finance Corp., Note, 7.000%, 5/15/2012	3,000,000	3,411,894
MBNA Capital B, Jr. Sub. Note, (Series B), 4.010%, 2/1/2027 (4)	3,000,000	2,886,642
National Rural Utilities Cooperative Finance Corp., Note, 3.000%, 2/15/2006	7,000,000	6,967,506
National Rural Utilities Cooperative Finance Corp., Note, 3.875%, 2/15/2008 (1)	4,000,000	3,971,680
SLM Corp., Note (Series MTNA), 3.210%, 9/15/2006 (4)	5,000,000	5,015,240
SLM Corp., Note (Series MTNA), 5.625%, 4/10/2007	5,000,000	5,139,695
Textron Financial Corp., Note, 4.600%, 5/3/2010	5,000,000	5,045,845

		91,986,273

Insurance - 5.3%
AIG SunAmerica Global Financial, Bond, (Series 144A), 5.850%, 8/1/2008 (7)	7,000,000	7,310,198
Berkshire Hathaway Finance Corp., Company Guarantee, (Series 144A), 4.750%, 5/15/2012 (7)	4,000,000	4,044,096
GE Global Insurance Holding, Note, 7.500%, 6/15/2010	4,825,000	5,360,565
HSB Capital I, Company Guarantee, (Series B), 4.051%, 7/15/2027 (4)	4,000,000	4,004,840
Protective Life Corp., Unsecd. Note, 4.000%, 4/1/2011	8,000,000	7,859,424
Prudential Funding Corp., Note, (Series MTN), Series 144A), 6.600%, 5/15/2008 (7)	5,000,000	5,336,680

		33,915,803

Leasing - 0.3%
International Lease Finance Corp., Note, 4.500%, 5/1/2008	2,000,000	2,000,374

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Media - 1.2%
AOL Time Warner, Inc., Note, 6.125%, 4/15/2006 (1)	$4,000,000	$4,076,164
Comcast Corp., Company Guarantee, 6.750%, 1/30/2011	3,000,000	3,316,161

		7,392,325

Publishing - 0.4%
Reed Elsevier Inc., Company Guarantee, 6.125%, 8/1/2006	2,500,000	2,546,583

Real Estate - 1.2%
Centex Corp., Note, (Series MTN), 3.460%, 8/1/2007 (4)	8,000,000	8,004,992

REITS-Diversified - 1.1%
Archstone-Smith Operating Trust, Note, 5.250%, 5/1/2015	3,000,000	3,048,630
Vornado Realty Trust, Bond, 5.625%, 6/15/2007	4,000,000	4,122,924

		7,171,554

Services-Diversified Commercials - 0.6%
Cendant Corp., Note, 6.250%, 3/15/2010	3,500,000	3,710,469

Short-Term Business Credit - 0.8%
CIT Group, Inc., Sr. Note, 3.650%, 11/23/2007	5,000,000	4,933,305

Telecommunications - 6.3%
BellSouth Corp., Note, 4.750%, 11/15/2012 (1)	3,000,000	3,012,819
British Telecommunication PLC, Note, 7.875%, 12/15/2005	5,000,000	5,111,325
Intelsat, Ltd., Sr. Note, 5.250%, 11/1/2008	2,000,000	1,825,000
SBC Communications, Note, 5.100%, 9/15/2014	7,000,000	7,118,048
Sprint Capital Corp., 7.125%, 1/30/2006	5,000,000	5,101,365
Telecom Italia Capital, Company Guarantee, (Series 144A), 4.950.%, 9/30/2014 (7)	7,000,000	6,921,838
Telecom Italia Capital, Company Guarantee, (Series 144A), 5.250.%, 11/15/2013 (1) (7)	5,000,000	5,071,040
Telefonos de Mexico, S.A., Note, (Series 144A), 5.500%, 1/27/15 (7)	3,000,000	2,995,935
Verizon Global Funding, Note, 7.375%, 9/1/2012	3,000,000	3,505,467

		40,662,837

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Transportation - 0.9%
Delta Air Lines, Inc., Equip. Trust, (Series 1993-A2), 10.500%, 4/30/2016	$2,000,000	$864,330
Systems 2001 Asset Trust, Pass Thru Cert., (Series 144A), 6.664%, 9/15/2013 (7)	4,552,852	4,982,072

		5,846,402

Total Corporate Bonds & Notes (identified cost $356,414,118)		359,157,389

Government Agencies - 8.3%

Federal Home Loan Bank System - 3.6%
3.400%, 11/8/2005 (1)	18,000,000	17,734,756
5.430%, 11/17/2008	5,000,000	5,254,785

		22,989,541

Federal National Mortgage Association - 4.7%
3.400%, 11/10/2005	10,000,000	9,851,050
5.500%, 2/15/2006	10,000,000	10,127,720
7.000%, 7/15/2005	10,000,000	10,043,540

		30,022,310

Total Government Agencies (identified cost $52,646,125)		53,011,851

Mortgage Backed Securities - 9.9%

Federal Home Loan Mortgage Corp. - 0.2%
7.500%, 2/1/2031	714,547	766,896
7.500%, 6/1/2031	287,161	308,117

		1,075,013

Federal National Mortgage Association - 9.5%
5.500%, 6/15/2035 (6)	20,000,000	20,275,000
6.000%, 6/15/2035 (6)	40,000,000	41,112,480

		61,387,480

Government National Mortgage Association - 0.2%
7.000%, 3/15/2032	1,035,812	1,098,498

Total Mortgage Backed Securities (identified cost $62,881,783)		63,560,991

U.S. Treasury Securities - 11.7%

U.S. Treasury Notes - 11.7%
1.625%, 10/31/2005	40,000,000	39,771,880
4.000%, 3/15/2010 (1)	20,000,000	20,212,520
4.000%, 2/15/2015 (1)	15,000,000	14,969,535

Total U.S. Treasury Securities (identified cost $73,750,937)		74,953,935

Description	Principal Amount	Value
Total Investment In Securities - 95.0% (identified cost $603,544,253)		$609,130,720

Collateral Pool Investment for Securities on Loan - 14.2%
(See Note 2 of the Schedule of Investments) (amortized cost $90,763,158)		90,763,158

Repurchase Agreement - 13.0%
Agreement with Morgan Stanley & Co., Inc., 3.050%, dated 5/31/2005 to be repurchased at $83,660,931 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/5/2018, with a market value of $85,705,186 (at amortized cost)	$83,653,844	83,653,844

Total Investments - 122.2% (identified cost $777,961,255)		783,547,722

Other Assets & Liabilities - (22.2)%		(142,363,606)

Total Net Assets - 100.0%		$641,184,116

(See Notes which are an integral part of the Schedule of Investments)

Intermediate Tax-Free Fund

Schedule of Investments

May 31, 2005 (UNAUDITED)

Description/Credit Rating (9)	Principal Amount	Value
Municipals - 99.9%

Arizona - 4.1%
Maricopa County, AZ, School District No. 28 Kyrene Elementary, (Series A), GO UT Refunding, 5.000% (MBIA Insurance Corp.)/ (Original Issue Yield: 4.59%), 7/1/2013 NR/Aaa	$1,885,000	$2,092,199

Phoenix, AZ, Civic Improvement Corp., Excise Tax Revenue Subordinate Bonds, (Series A), 5.000% (MBIA Insurance Corp.), (Original Issue Yield: 3.87%), 07/1/2015 AAA/Aaa	1,000,000	1,097,350

Phoenix, AZ, Civic Improvement Corp., Water System Revenue Refunding Jr. Lien Bonds, 5.250% (FGIC)/(Original Issue Yield: 4.69%), 7/1/2016 AAA/Aaa	500,000	571,380

		3,760,929

Arkansas - 1.9%
Arkansas Development Finance Authority, State Agency Facilities, Revenue Bonds, Department Building Commission Project Series 1997, 5.000% (AMBAC INS)/(Original Issue Yield: 5.055%), 7/1/2020 AAA/Aaa	700,000	717,073

University of Arkansas, Revenue Refunding Bonds, UAMS Campus, (Series A), 4.000% (MBIA)GO of Brd)/(Original Issue Yield: 2.75%), 11/1/2009 NR/Aaa	1,000,000	1,037,240

		1,754,313

California - 4.5%
California Health Facilities Financing Authority, Short-Term Negotiated Revenue Bonds, (Adventist Health System-A), 2.930%, (LOC-Wachovia Bank N.A.), 9/01/2025 AA-/ Aa2 (4)	3,050,000	3,050,000

California State, Economic Recovery Bonds, (Series B), GO UT, 5.000% (Original Issue Yield: 3.02%), 07/1/2023 (Mandatory Tender 7/01/2008), AA-/Aa3	1,000,000	1,056,250

		4,106,250

Colorado - 5.3%
El Paso County, CO, School District No. 49 Falcon, GO UT, 5.750% (FGIC State Aid Withholding)/(Original Issue Yield: 4.75%), 12/1/2013 (Callable 12/01/2011 @ 100) AAA/Aaa	1,875,000	2,139,206

Larimer County, CO, School District No. R-1 Poudre, GO UT, 5.250% (State Aid Withholding)/(Original Issue Yield: 4.65%), 12/15/2009 (Callable 12/15/2008 @ 100) AA-/Aa3	2,500,000	2,681,150

		4,820,356

Georgia - 3.3%
De Kalb County, GA, GO UT, (Series A), 5.000% (Original Issue Yield: 2.15%), 1/1/2007 AA+/Aaa	1,790,000	1,850,323

Georgia Municipal Electric Authority, Revenue Bonds Subordinate, Project One (Series A), 5.250% (MBIA Insurance Corp.)/(Original Issue Yield: 4.70%), 1/1/2014 AAA/Aaa	1,000,000	1,124,740

		2,975,063

Description/Credit Rating (9)	Principal Amount	Value
Municipals (continued)

Hawaii - 2.5%
Hawaii State Refunding Bonds, (Series DG), GO UT, 5.00%, (AMBAC)/ (Original Issue Yield: 3.69%), 7/1/2015 AAA/ Aaa,	$2,000,000	$2,234,860

Illinois - 2.7%
Kendall, Kane & Will Counties, IL, Community United School District No. 308, GO UT, 5.250% (FSA Insurance Corp.)/(Original Issue Yield: 4.38%), 10/1/2016 (Callable 10/01/2014 @ 100), NR/Aaa	1,125,000	1,266,165

University of Illinois, Auxiliary Facilities System Refunding Revenue Bonds, (Series A), 5.250%, (AMBAC)/(Original Issue Yield: 4.53%), 4/1/2013 AAA/Aaa	1,060,000	1,183,734

		2,449,899

Indiana - 1.7%
Indianapolis-Marion County, IN, Public Library, GO UT, 5.800%, (Original Issue Yield: 5.74%), 7/1/2012 (Prerefunded 1/1/2009), AAA/Aa2	1,425,000	1,573,200

Iowa - 3.4%
Iowa Finance Authority, Solid Waste Disposal Revenue Bonds, (Ipsco, Inc.) 6.000%, 6/1/2027 (Mandatory Tender 6/1/2007) NR, (10)	3,000,000	3,099,360

Kansas - 1.2%
Sedgwick County, KS, Unified School District No. 259 Wichita, GO UT, 6.000%, (Original Issue Yield: 4.64%), 9/1/2008 AA/Aa3	1,000,000	1,091,390

Louisiana - 1.2%
Louisiana State University and Agricultural and Mechanical College Board Refunding Revenue Bonds, (Series A), 5.00%, (AMBAC)/ (Original Issue Yield: 3.760), 7/1/2015 AAA/Aaa	1,000,000	1,112,950

Massachusetts - 7.4%
Commonwealth of Massachusetts, GO Ltd., Consolidated Loan, (Series A), 6.000% (Original Issue Yield: 5.67%), 2/1/2014 (Prerefunded 2/1/2010), AAA/Aa2	2,500,000	2,820,000

Commonwealth of Massachusetts, GO Ltd., Consolidated Loan, (Series E), 5.500%, (Original Issue Yield: 4.10%), 1/1/2014 (Prerefunded 1/1/2013), AA-/Aa2	3,500,000	3,942,435

		6,762,435

Michigan - 5.4%
Detroit, MI, City School District, (Series B), GO UT, 5.000%, (FGIC Q-SBLF)/ (Original Issue Yield: 4.50%), 5/1/2009 AAA/Aaa	3,300,000	3,543,045

Fraser, MI, Public School District, Refunding Bonds, GO UT, 5.000%,(FSA Q-SBLF)/ (Original Issue Yield: 4.01%), 5/1/2017 (Callable 05/01/2015 @ 100) AAA/Aaa	1,295,000	1,422,299

		4,965,344

Minnesota - 3.5%
Minneapolis/St. Paul, MN, Metropolitan Airports Commission Airport Revenue Bonds, (Series B), 5.250% (FGIC)/ (Original Issue Yield: 4.07%), 1/1/2006 AAA/Aaa, (10)	1,000,000	1,014,210

Description/Credit Rating (9)	Principal Amount	Value
Municipals (continued)

Minnesota (continued)
Minneapolis/St. Paul, MN, Metropolitan Airports Commission Airport Revenue Bonds, (Series B), 5.500% (FGIC)/ (Original Issue Yield: 4.75%), 1/1/2011 AAA/Aaa, (10)	$2,000,000	$2,201,040

		3,215,250

Nevada - 2.3%
Clark County, NV, School District, GO Ltd., Refunding Bonds (Series D), 5.250% (FGIC)/(Original Issue Yield: 4.48%), 06/15/2014 (Callable 06/15/2001 @ 105) AAA/Aaa	1,880,000	2,123,573

New Hampshire - 0.1%
New Hampshire Health & Education Facilities Authority Short Term Negotiated Revenue Bonds, 3.080%, ( LOC-Allied Irish Bank PLC), 6/01/2031 NR/ Aa1 (4)	60,000	60,000

New Mexico - 2.5%
Belen, NM, Consolidated School District No. 002, Refunding Bonds, GO UT, (Series A), 4.000% (MBIA State Aid Withholding)/(Original Issue Yield: 2.42%), 8/1/2006 NR/Aaa	1,150,000	1,164,962

New Mexico State Highway Commission, Senior Subordinate Lien Tax Revenue Bonds, 6.000% (Original Issue Yield: 5.37%), 6/15/2010 (Prerefunded 6/15/2009), AA+/Aa2	1,000,000	1,110,750

		2,275,712

New York - 9.6%
Metropolitan Transit Authority, NY, Revenue Bonds, (Series A), 5.500% (AMBAC)/(Original Issue Yield: 3.61%), 11/15/2016 AAA/Aaa	1,500,000	1,750,125

New York, NY, GO UT, (Series C), 5.500%, (FGIC-TCRS)/(Original Issue Yield: 4.80%), 8/1/2015 (Callable 02/01/2013 @100) AAA/ Aaa	2,000,000	2,255,200

Oswego County, NY, GO UT, 6.700% (Original Issue Yield: 6.80%), 6/15/2010 (Econ Defeased to Maturity), NR/A3	1,100,000	1,267,167

Oswego County, NY, GO UT, 6.700% (Original Issue Yield: 6.80%), 6/15/2011 (Econ Defeased to Maturity), NR/A3	1,100,000	1,289,937

White Plains, NY, GO UT, Public Improvement Refunding Bonds, (Series B) 3.500% (Original Issue Yield: 2.31%), 1/15/2007 Aa1	1,365,000	1,379,755

White Plains, NY, GO UT, Public Improvement Refunding Bonds, (Series B) 3.500% (Original Issue Yield: 2.66%), 1/15/2008 Aa1	820,000	832,292

		8,774,476

North Carolina - 3.8%
University of North Carolina at Chapel Hill, Certificate Participation, 3.060%, (LOC - Bank of America N.A.), 10/01/2009 NR/ Aa1 (4)	3,450,000	3,450,000

North Dakota - 5.5%
Fargo, ND, Health System Revenue Bonds (Meritcare), (Series A), 5.750% (FSA, Inc.)/(Original Issue Yield: 5.30%), 6/1/2012 (Callable 6/1/2010 @ 101) AAA/Aaa	2,940,000	3,278,306

Description/Credit Rating (9)	Principal Amount	Value
Municipals (continued)

North Dakota (continued)
North Dakota State Water Commission, Water Development and Management Program Revenue Bonds, (Series A), 6.000% (MBIA Ins.)/(Original Issue Yield: 5.39%), 8/1/2011 (Prerefunded 8/1/2010) AAA/Aaa	$1,545,000	$1,757,097

		5,035,403

Ohio - 1.7%
Olentangy, OH, Local School District, Refunding Bonds (Series B), GO UT, 5.500% (FGIC)/(Original Issue Yield: 4.48%), 12/1/2016 (Callable 6/1/2014 @ 100) AAA/Aaa	1,000,000	1,138,290

Sidney, OH, Industrial Development, Revenue Bonds (Perfection Bakeries Inc. Project), 5.400% (LOC Fort Wayne National Corp.)/ (Original Issue Yield: 5.399%), 9/15/2005 NR, (10)	425,000	428,370

		1,566,660

South Carolina - 3.2%
South Carolina State Public Service Authority Revenue Bonds, (Series A), 5.375% (MBIA Insurance Corp.)/(Original Issue Yield: 4.80%), 1/1/2006 AAA/Aaa	2,835,000	2,878,290

Tennessee - 1.5%
Putnam County, TN, Refunding GO UT, 5.250% (FGIC)/ (Original Issue Yield: 4.53%), 4/1/2013 NR/Aaa	1,200,000	1,351,392

Texas - 3.6%
Dallas,TX, Waterworks & Sewer System, Refunding Revenue Bonds, 5.500% (Original Issue Yield: 5.22%), 10/1/2014 (Prerefunded 10/1/2010) AA+/Aa2	1,000,000	1,116,990

Tarrant County, TX, HFDC, Health System Revenue Bonds, 5.75% (Texas Health Resources System Series A)/(MBIA Insurance Corp.)/ (Original Issue Yield: 5.05%), 2/15/2009 (Callable 2/15/2008 @ 102) AAA/Aaa	2,000,000	2,170,780

		3,287,770

Utah - 5.3%
Alpine, Utah, School District, Utah, GO UT, 4.000% (School Board Guaranty), 3/15/2006 NR/Aaa	1,525,000	1,540,098

Jordan, UT, School District,, GO UT, (Series A), 5.25%, (SCH BD GTY)/ (Original Issue Yield: 4.70%), 6/15/2006 AAA / NR	2,000,000	2,050,780

South Valley Sewer District, UT, Sewer Revenue Bonds, 5.00% (FSA)/ (Original Issue Yield: 3.72%), 1/01/2014 NR/ Aaa	1,100,000	1,217,029

		4,807,907

Virginia - 3.0%
Suffolk, VA, Redevelopment & Housing Authority, Multi Family Housing Revenue Refunding Bonds (Windsor at Potomac Project), 4.850%, (Fannie Mae - Standby Liq Fac)/(Original Issue Yield: 4.85%)/ (Mandatory Tender 7/1/2011), 7/1/2031 NR/Aaa	1,500,000	1,596,780

Virginia State Public School Authority School Financing Refunding Revenue Bonds, (Series C), 5.00% (Original Issue Yield: 3.51%), 8/1/2013 AA+/Aa1	1,000,000	1,110,140

		2,706,920

Description/Credit Rating (9)	Shares or Principal Amount	Value
Municipals (continued)

Washington - 1.2%
Port Longview, WA, Industrial Development Corp., Solid Waste Disposal Revenue Bonds, (Weyerhaeuser Co.) 6.875% (Original Issue Yield: 6.874%)/ 10/1/2008 BBB/NR, (10)	$1,000,000	$1,090,630

West Virginia - 1.3%
West Virginia State Hospital Finance Authority, Hospital Revenue (Series B), (Oak Hill Hospital Inc.), 6.750% (Original Issue Yield: 6.95%), 9/1/2030, (Prerefunded 9/1/2010), NR/A2	1,000,000	1,181,200

Wisconsin - 7.2%
Cedarburg, WI, School District, Refunding GO UT, (Series B), 5.375%, (Financial Security Assurance, Inc.)/(Original Issue Yield: 4.93%), 3/1/2015 (Prerefunded 3/1/2011), NR/Aaa	895,000	999,849

Cedarburg, WI, School District, Refunding GO UT, (Series B), 5.375%, (Financial Security Assurance, Inc.)/(Original Issue Yield: 5.00%), 3/1/2016 (Prerefunded 3/1/2011), NR/Aaa	940,000	1,050,121

Highland, WI, School District, Bond Anticipation Notes (Original Issue Yield: 3.000%), 12/20/2005 (Callable 10/3/2005 @ 100), NR/MIG1	1,000,000	1,003,150

Pewaukee, WI, School District, Refunding GO UT, 5.00% (FSA)/ (Original Issue Yield: 3.900%), 3/1/2016, NR/Aaa	1,340,000	1,489,812

Wisconsin State, GO UT, (Series C), 6.000% (Original Issue Yield 5.750%), 5/1/2014 (Prerefunded 5/1/2010) AA-/Aa3	1,750,000	1,982,050

		6,524,982

Total Municipals (identified cost $88,022,925)		91,036,514

Mutual Funds - 3.7%
Federated Tax - Free Obligations Fund	1,648,571	1,648,571
Fidelity Tax Exempt Money Market	1,740,049	1,740,049

Total Mutual Funds (shares at net asset value)		3,388,620

Total Investments - 103.6% (identified cost $91,411,546) (10)		94,425,134

Other Assets & Liabilities - (3.6)%		(3,266,975)

Total Net Assets - 100.0%		$91,158,159

(See Notes which are an integral part of the Schedule of Investments)

Short-Term Income Fund

Schedule of Investments

May 31, 2005 (UNAUDITED)

Description	Principal Amount	Value
Asset-Backed Securities - 11.7%
BMW Vehicle Owner Trust 2003-A, Class A3, 1.940%, 2/25/2007	$419,158	$417,844
Capital Auto Receivables Asset Trust 2003-2, Class A3A, 1.440%, 2/15/2007	564,877	561,250
Capital Auto Receivables Asset Trust 2004-1, Class A4, Class A, 2.640%, 11/17/2008	1,000,000	975,649
Caterpillar Financial Asset Trust 2005-A, Class A3, 3.900%, 2/25/2009	1,000,000	999,951
CNH Equipment Trust 2003-A, Class A3B, 1.890%, 7/16/2007	712,988	709,389
DaimlerChrysler Auto Trust 2004-B, Class A3, 3.180%, 9/8/2008	1,000,000	993,002
Green Tree Home Equity Loan Trust 1998-B, Class B1, 7.810%, 11/15/2029	3,000,000	3,005,430
Honda Auto Receivables Owner Trust 2003-1, Class A3, 1.920%, 11/20/2006	425,182	424,208
Honda Auto Receivables Owner Trust 2005-2, Class A3, 3.930%, 1/15/2009	1,500,000	1,500,196
Household Automotive Trust 2002-3, Class A3A, 2.750%, 6/18/2007	190,060	190,016
Household Automotive Trust 2003-1, Class A3, 1.730%, 12/17/2007	608,506	605,624
John Deere Owner Trust 2001-A, Class A3, 1.790%, 4/15/2007	904,050	897,798
Long Beach Acceptance Auto Receivables Trust 2003-A, Class A3, 2.021%, 7/15/2007	647,598	646,005
Pegasus Aviation Lease Securitization 1999-1A, Class A1, 6.300%, 3/25/2029	750,654	539,063
Residential Asset Mortgage Products, Inc. 2004-RS2, Series RS2, 3.350%, 8/25/2029	1,500,000	1,487,360
USAA Auto Owner Trust 2004-2, Class A3, 3.030%, 6/16/2008	1,750,000	1,735,375
WFS Financial Owner Trust 2004-1, Class A4, 2.810%, 8/22/2011	1,150,000	1,124,766

Total Asset-Backed Securities (identified cost $17,121,262)		16,812,926

Collateralized Mortgage Obligations - 24.0%

Government National Mortgage Association - 3.2%
2.866%, Series 0348, Class AB, 2/16/2020	750,862	731,463
3.206%, Series 2003-72, Class A, 4/16/2018	1,754,933	1,720,633
3.313%, Series 2002-83, Class A, 4/16/2017	1,264,679	1,245,820
3.590%, Series 2004-78, Class A, 11/16/2017	965,628	951,105

		4,649,021

Federal Home Loan Mortgage Corporation - 1.4%
3.150%, Class A3, 5/15/2010	2,000,000	1,943,276

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Other Financial - 19.4%
CS First Boston Mortgage Securities Corp. 2003-11, Class 1A3, 4.500%, 6/25/2033	$951,293	$953,079
CS First Boston Mortgage Securities Corp. 2004-C1, Class A1, 2.254%, 1/15/2037	1,483,537	1,447,512
Countrywide Alternative Loan Trust 2004-J9, Class 1A2, 4.586%, 10/25/2034	2,400,000	2,397,924
Deutsche Mortgage Securities, Inc. 2004-2, Class A2, 3.080%, 1/25/2034	1,021,968	1,020,334
GSR Mortgage Loan Trust 2004-12, Class 3A3, 4.499%, 12/25/2034 (4)	1,600,000	1,589,142
Impac Secured Assets Common Owner Trust 2004-2, Class A3, 4.995%, 8/25/2034	1,200,000	1,202,179
JP Morgan Chase Commercial Mortgage Securities, Class A1, 3.053%, 1/15/2038	1,294,335	1,259,086
LB-UBS Commercial Mortgage Trust 2004-C1, Class A1, 2.964%, 1/15/2029	1,373,605	1,335,911
Master Adjustable Rate Mortgages Trust 2004-13, Class 3A4, 3.787%, 11/21/2034	1,900,000	1,886,383
Morgan Stanley Capital, Inc., 2003-IQ6, Class A1, 2.800%, 12/15/2041	1,291,040	1,267,133
Wachovia Bank Commercial Mortgage Trust, Class A1, 3.065%, 2/15/2041	1,621,285	1,578,791
Wachovia Bank Commercial Mortgage Trust, Class A1, 3.291%, 12/15/2035	2,082,363	2,042,221
Washington Mutual 2002-R10, Class A6, 4.820%, 10/25/2032	400,765	404,258
Washington Mutual 2003-AR5, Class A4, 3.641%, 6/25/2033	521,304	520,121
Washington Mutual 2004-AR7, Class A4, 3.954%, 7/25/2034 (4)	3,000,000	2,974,236
Washington Mutual 2005-AR5, Class A2, 4.852%, 5/15/2035	2,500,000	2,512,822
Wells Fargo Mortgage Backed Securities 2004-N, Class A2, 3.599%, 8/25/2034	2,000,000	1,994,080
Wells Fargo Mortgage Backed Securities 2004-W, Class A4, 4.613%, 11/25/2034 (4)	1,600,000	1,598,301

		27,983,513

Total Collateralized Mortgage Obligations (identified cost $34,969,018)		34,575,810

Corporate Bonds & Notes - 37.1%

Banks - 2.9%
Bank of New York Co., Inc., Note, 2.200%, 5/12/2006	1,100,000	1,082,854
Union Planters Bank, Note, 5.125%, 6/15/2007	1,500,000	1,530,427
Wachovia Corp., Note, 4.950%, 11/1/2006	1,600,000	1,622,254

		4,235,535

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)

Broadcasting - 1.1%
Clear Channel Communications, Inc., 6.000%, 11/1/2006	$1,500,000	$1,525,164

Brokers/Dealers - 3.1%
Credit Suisse First Boston USA, Inc., Note, 5.875%, 8/1/2006	1,220,000	1,247,232
Goldman Sachs Group, Inc., Note, Series MTNB, 2.850%, 10/27/2006	1,900,000	1,868,114
Morgan Stanley Group, Inc., Note, 7.750%, 6/15/2005	450,000	450,661
Morgan Stanley, Unsubordinated, 6.100%, 4/15/2006	810,000	825,592

		4,391,599

Computer Services - 1.0%
IBM Corp., Unsecured Note, 2.375%, 11/1/2006	1,500,000	1,471,995

Construction Equipment - 0.9%
Caterpillar Financial Services Corp., Note, Series MTNF, 2.350%, 9/15/2006	1,300,000	1,274,380

Corporate - Other - 1.1%
Core Investment Grade Bond, 4.637%, 11/30/2007	1,607,654	1,609,704

Electric - 2.8%
Alabama Power Co., 2.800%, 12/1/2006	1,250,000	1,229,281
CalEnergy Co Inc., Sr. Note, 7.630%, 10/15/2007	1,000,000	1,070,073
FPL Group, Inc., Company Guarantee, 7.625%, 9/15/2006	1,600,000	1,673,288

		3,972,642

Energy - 1.1%
Marathon Oil Corp., Note, 5.375%, 6/1/2007	1,500,000	1,533,222

Entertainment - 1.1%
AOL Time Warner, Inc., Note, 6.125%, 4/15/2006 (1)	1,610,000	1,640,656

Financial Services - 3.4%
Allstate Financial Global, Note, (Series 144A), 7.125%, 9/26/2005 (1) (7)	750,000	758,201
Cendant Corp., Unsecured Note, 6.875%, 8/15/2006	1,550,000	1,599,009
MBNA Corp., 6.250%, 1/17/2007	1,290,000	1,329,025

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)

Financial Services (continued)
National City Bank, Indiana, Note, 2.375%, 8/15/2006	$1,275,000	$1,251,043

		4,937,278

Forest Products & Paper - 0.3%
Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	490,000	499,130

Industrial Services - 3.0%
Dayton-Hudson Corp., Note, 7.500%, 7/15/2006	1,700,000	1,761,429
FedEx Corp., Note, 2.650%, 4/1/2007	2,200,000	2,143,610
Tyco International Group, Note, 5.800%, 8/1/2006	410,000	417,952

		4,322,991

Insurance - 2.5%
HSB Capital I, Company Guarantee, 4.051%, 7/15/2027 (4)	2,430,000	2,432,940
MGIC Investment Corp., Sr. Note, 6.000%, 3/15/2007	1,100,000	1,136,894

		3,569,834

Leasing - 0.7%
General Electric Capital Corp., 5.350%, 3/30/2006	1,000,000	1,012,649

Media - 1.1%
Cox Communications, Inc., 7.750%, 8/15/2006	1,500,000	1,557,257

Other Financial - 0.8%
National Rural Utilities Cooperative Finance Corp., Note, 3.000%, 2/15/2006	1,200,000	1,194,430

Personal Credit - 4.6%
Ford Motor Credit Co., Sr. Note, 4.950%, 1/15/2008	2,300,000	2,181,582
Ford Motor Credit Co., Note, 7.600%, 8/1/2005	780,000	784,187
Ford Motor Credit Co., Note, 6.875%, 2/1/2006	1,100,000	1,112,542
General Motors Acceptance Corp., Note, 6.125%, 9/15/2006 (1)	2,600,000	2,591,714

		6,670,025

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Real Estate - 3.3%
Duke Realty Corp., Note, 3.350%, 1/15/2008	$1,500,000	$1,458,888
Kimco Realty Corp., Note, Series MTN, 7.460%, 5/29/2007	1,700,000	1,816,244
Vornado Realty Trust, Bond, 5.625%, 6/15/2007	1,500,000	1,546,097

		4,821,229

Short-Term Business Credit - 0.9%
CIT Group, Inc., Sr. Note, 4.125%, 2/21/2006	1,275,000	1,278,812

Telecommunications - 1.4%
British Telecommunication PLC, Note, 7.875%, 12/15/2005	570,000	582,691
France Telecommunications, Note, 7.450%, 3/1/2006	570,000	585,148
Verizon Global Funding, Note, 6.750%, 12/1/2005 (1)	810,000	822,398

		1,990,237

Total Corporate Bonds & Notes (identified cost $54,100,676)		53,508,769

Government Agencies - 9.1%

Federal Home Loan Mortgage Company - 5.6%
Federal Home Loan Mortgage Company, Note, 4.250%, 6/15/2005	5,000,000	5,001,650
4.300%, 5/5/2008	3,000,000	3,014,910

		8,016,560

Federal National Mortgage Association - 3.5%
Federal National Mortgage Association, Note, 5.500%, 2/15/2006 (1)	5,000,000	5,063,860

Total Government Agencies (identified cost $13,039,537)		13,080,420

Mortgage Backed Pass-Through Securities - 1.3%

Federal Home Loan Mortgage Corporation - 0.1%
9.000%, 7/1/2014	47,475	49,458
11.000%, 8/1/2019	114,048	124,908

		174,366

Federal National Mortgage Association - 1.1%
7.000%, 12/1/2015	288,545	303,272
7.500%, 9/1/2015	347,985	369,100
8.000%, 8/1/2007	540	558
8.000%, 5/1/2008	75,774	77,510
9.000%, 7/1/2009	52,544	55,440
9.500%, 12/1/2024	85,493	94,883
9.500%, 1/1/2025	38,754	43,010
9.500%, 1/1/2025	153,931	171,233

Description	Shares or Principal Amount	Value
Mortgage Backed Pass-Through Securities (continued)

Federal National Mortgage Association (continued)
9.500%, 1/1/2025	$105,610	$117,210
10.000%, 7/1/2020	105,085	119,157
11.000%, 12/1/2015	253,583	280,523

		1,631,896

Government National Mortgage Association - 0.1%
9.000%, 12/15/2019	97,681	107,114

Total Mortgage Backed Pass-Through Securities (identified cost $1,858,862)		1,913,376

Mutual Funds - 4.1%
Eaton Vance Institutional Senior Loan (identified cost $6,000,000) (7)	645,161	5,972,600

Total Investments in Securities - 87.3% (identified cost $127,089,355)		125,863,901

Collateral Pool Investment for Securities on Loan - 4.0%
(See Note 2 of the Schedule of Investments) (amortized cost $5,835,999)		5,835,999

Repurchase Agreements - 12.3%
Agreement with Morgan Stanley & Co, Inc., 3.050%, dated 5/31/2005, to be repurchased at $17,788,205 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/12/2013, with a market value of $18,559,113 (at amortized cost)	$17,786,698	17,786,698

Total Investments - 103.6% (identified cost $150,712,052)		149,486,598

Other Assets & Liabilities - (3.6)%		(5,259,076)

Total Net Assets - 100.0%		$144,227,522

(See Notes which are an integral part of the Schedule of Investments)

Government Money Market Fund

Schedule of Investments

May 31, 2005 (UNAUDITED)

Description	Principal Amount	Value
Government Agencies - 58.4%

Federal Home Loan Bank - 20.2%
Federal Home Loan Bank, 2.250%, 6/23/2005	$1,000,000	$999,937
Federal Home Loan Bank, 1.750%, 8/15/2005	4,220,000	4,215,562
Federal Home Loan Bank, 3.000%, 8/15/2005	3,000,000	3,004,837
Federal Home Loan Bank, 3.174%, 8/26/2005	21,600,000	21,596,588
Federal Home Loan Bank, 2.375%, 11/1/2005	2,000,000	1,997,918
Federal Home Loan Bank, 2.400%, 3/17/2006	200,000	198,090
Federal Home Loan Bank, 2.060%, 4/24/2006	500,000	492,891
Federal Home Loan Bank, 2.750%, 5/15/2006	310,000	307,353

		32,813,176

Federal Home Loan Mortgage Corporation - 0.9%
Federal Home Loan Mortgage Corp., 2.375%, 4/15/2006	1,050,000	1,038,619
Federal Home Loan Mortgage Corp., 1.950%, 4/26/2006	500,000	492,370

		1,530,989

Federal National Mortgage Association - 37.3%
Federal National Mortgage Association, 3.005%, 7/6/2005	40,000,000	39,998,758
Federal National Mortgage Association, 2.990%, 8/17/2005 (4)	20,000,000	19,998,340
Federal National Mortgage Association, 2.625%, 4/28/2006	500,000	495,366

		60,492,464

Total Government Agencies		94,836,629

Description	Principal Amount	Value
Repurchase Agreements - 41.7%

Agreement with Deutsche Bank Alex Brown, Inc., 3.050%, dated 5/31/2005, to be repurchased at $20,001,694 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/13/2011, with a market value of $20,400,605	$20,000,000	$20,000,000
Agreement with Morgan Stanley & Co., Inc., 3.050%, dated 5/31/2005, to be repurchased at $16,001,356 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 3/13/2006, with a market value of $18,447,874	16,000,000	16,000,000
Agreement with State Street Bank & Trust Co., Inc., 2.920%, dated 5/31/2005, to be repurchased at $11,688,899 on 6/1/2005, collateralized by a U.S. Government Agency Obligation with a maturity of 8/15/2005, with a market value of $11,926,699	11,687,951	11,687,951
Agreement with Wachovia Capital, LLC, 3.020%, dated 5/31/2005, to be repurchased at $20,001,678 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 12/20/2019, with a market value of $20,401,337	20,000,000	20,000,000

Total Repurchase Agreements		67,687,951

Total Investments - 100.1% (at amortized cost)		162,524,580

Other Assets & Liabilities - (0.1%)		(163,270)

Total Net Assets - 100.0%		$162,361,310

(See Notes which are an integral part of the Schedule of Investments)

Money Market Fund

Schedule of Investments

May 31, 2005 (UNAUDITED)

Description	Principal Amount	Value
Certificate of Deposit - 1.5%

Banks - 1.5%
Associated Bank, 3.260%, 8/24/2005	$50,000,000	$50,000,000

Total Certificate of Deposit		50,000,000

Collateralized Loan Agreements - 9.5%

Banking - 5.9%
Deutsche Bank Alex Brown, Inc., 3.123%, 06/01/2005	100,000,000	100,000,000
Wachovia, Inc., 3.130%, 06/01/2005	100,000,000	100,000,000

		200,000,000

Brokerage - 3.6%
Morgan Stanley & Co., Inc., 3.123%, 06/01/2005	100,000,000	100,000,000
Morgan Stanley & Co., Inc., 3.050%, 06/01/2005	25,000,000	25,000,000

		125,000,000

Total Collateralized Loan Agreements		325,000,000

Commercial Paper - 22.3%

Asset-Backed - 11.1%
Crown Point Capital Co., 144A, 3.170%, 8/08/2005 (7) (8)	25,000,000	24,850,306
Lexington Parker, 144A, 3.160%, 8/23/2005 (7) (8)	36,815,000	36,549,088
Lexington Parker, 144A, 3.370%, 10/20/2005 (7) (8)	35,018,000	34,555,792
Liberty Light, 144A (MTN), 3.055%, 7/15/2005 (4) (7) (8)	43,000,000	42,999,076
Liquid Funding Ltd., 144A, 2.850%, 6/01/2005 (7) (8)	50,000,000	50,000,000
Liquid Funding Ltd., 144A, 3.070%, 10/26/2005 (4) (7) (8)	50,000,000	50,000,000
Thunder Bay, 144A, 2.960%, 6/09/2005 (7) (8)	40,282,000	40,255,504
World Omni Vehicle Leasing, Inc., 144A 3.060%, 6/22/2005 (7) (8)	50,000,000	49,910,750
World Omni Vehicle Leasing, Inc., 144A 3.060%, 6/23/2005 (7) (8)	50,000,000	49,906,500

		379,027,016

Broker/Dealers - 0.7%
Goldman Sachs Group, Inc., 144A, 3.160%, 7/29/2005 (4) (7) (8)	25,000,000	25,000,000

Diversified - 4.3%
Sigma Financial, Inc., 3.170%, 8/04/2005 (7) (8)	50,000,000	49,718,222
Sigma Financial, Inc., 144A, 2.910%, 12/05/2005 (4) (7) (8)	50,000,000	49,994,489

Description	Principal Amount	Value
Commercial Paper (continued)

Diversified (continued)
Tannehill Capital Co., 3.085%, 8/16/2005 (7) (8)	$45,500,000	$45,202,154

		144,914,865

Foreign Banks - 0.7%
Northern Rock PLC, 3.030%, 7/08/2005 (7) (8)	24,000,000	23,925,260

Insurance - 2.5%
Torchmark Corp., 3.060%, 6/03/2005	13,000,000	12,997,790
Torchmark Corp., 3.060%, 6/08/2005	13,200,000	13,192,146
Torchmark Corp., 3.050%, 6/10/2005	25,000,000	24,980,938
Torchmark Corp., 3.040%, 6/14/2005	25,000,000	24,972,556
Torchmark Corp., 3.040%, 6/20/05	10,000,000	9,983,956

		86,127,386

Short-Term Business Credit - 1.1%
CIT Group, Inc., 2.810%, 6/14/2005	25,000,000	24,974,632
CIT Group, Inc., 3.270%, 9/20/2005	14,500,000	14,353,804

		39,328,436

Telecommunications - 1.9%
SBC Communications, 3.150%, 7/18/2005 (7) (8)	64,420,000	64,155,073

Total Commercial Paper		762,478,036

Corporate Bonds - 5.1%

Automotive - 2.8%
BMW US Capital LLC, 144A, 4.231%, 6/07/2006 (7) (8)	95,000,000	95,244,922

Banks - 0.6%
Wells Fargo & Co., 7.250%, 8/24/2005	17,995,000	18,842,924

Leasing - 0.4%
International Lease Finance Corp., (Series MTNO) 4.000%, 1/17/2006	13,043,000	13,067,844

Personal Credit - 0.5%
Household Financial Corp., 8.875%, 2/15/2006	15,966,000	16,572,034

Short-Term Business Credit - 0.1%
Citicorp Lease, 144A, 7.220%, 6/15/2005 (7) (8)	5,203,289	5,212,184

Description	Principal Amount	Value
Corporate Bonds (continued)

Student Loans - 0.7%
SLM Corporate, (Series MTNA), 2.496%, 7/01/2005	$25,000,000	$25,004,264

Total Corporate Bonds		173,944,172

Notes - Variable - 60.2%

Automobiles - 0.6%
BMW US Capital LLC, 144A, 3.170%, 6/24/2005 (4) (7) (8)	20,000,000	20,001,498

		20,001,498

Banks - 4.0%
First Tennessee Bank, (Series CD) 2.990%, 3/21/2006 (4)	20,500,000	20,493,466
JP Morgan Chase & Co., 3.091%, 1/01/2020 (4)	20,000,000	20,000,000
SMM Trust, (Series 2004-H), 144A, 3.053%, 9/23/2005 (4) (7) (8)	12,974,359	12,974,359
SMM Trust, (Series 2004-M), 144A, 3.130%, 1/10/2006 (4) (7) (8)	8,536,000	8,536,000
Washington Mutual, Inc., (Series CD1) 3.190%, 5/31/2006 (4)	50,000,000	50,000,000
Westpac Bank NY, (Series MTN) 2.990%, 4/11/2006 (4)	25,000,000	25,002,096

		137,005,921

Broker/Dealers - 14.9%
Bank of America Securities, LLC, 2.920%, 8/29/2005 (4)	100,000,000	100,000,000
Bear Stearns Master Note, 2.900%, 8/29/2005 (4)	100,000,000	100,000,000
Credit Suisse First Boston USA, Inc., (Series YCD), 3.153%, 7/08/2005 (4)	65,000,000	65,003,975
Credit Suisse First Boston USA, Inc., (Series YCD), 3.170%, 7/21/2005 (4)	20,000,000	20,001,196
Credit Suisse First Boston USA, Inc., (Series YCD), 3.110%, 12/29/2005 (4)	13,100,000	13,102,285
First Clearing, LLC, 3.160%, 6/06/2005 (4)	50,000,000	50,000,000
Goldman Sachs Group, Inc., 144A, (Series MTN), 3.160%, 05/15/2006 (4) (7) (8)	75,000,000	75,041,536
Merrill Lynch & Co., Inc., (Series MTNB), 3.350%, 9/21/2005 (4)	56,000,000	56,056,421
Merrill Lynch & Co., Inc., (Series MTN5), 3.240%, 7/11/2006 (4)	20,000,000	20,000,000
Merrill Lynch & Co., Inc., (Series MTNB), 2.490%, 5/5/2006	8,775,000	8,674,436

		507,879,849

Foreign Banks - 12.5%
Bos Intl Aust., (Series EMTN) 3.080%, 3/17/2006 (4)	10,000,000	10,004,116
Deka Bank, 144A, 3.187%, 3/15/2006 (4) (7) (8)	100,000,000	100,000,000

Description	Principal Amount	Value
Notes - Variable (continued)

Foreign Banks (continued)
Depfa-Bank PLC, 144A, 2.990%, 12/15/2005 (4) (7) (8)	$50,000,000	$50,000,000
HBOS Treasury Services, PLC, 144A, (Series MTN), 3.000%, 6/10/2005 (4) (7) (8)	10,000,000	10,000,197
HBOS Treasury Services, PLC, 144A, (Series MTN), 3.330%, 6/20/2006 (4) (7) (8)	30,000,000	30,000,000
Northern Rock PLC, 144A, 3.170%, 7/13/2005 (4) (7) (8)	25,550,000	25,551,087
Northern Rock PLC, 144A, 3.000%, 4/07/2006 (4) (7) (8)	50,000,000	50,000,000
Spintab-Swedmortgage AB, 3.180%, 7/27/2005 (4)	50,500,000	50,501,703
Westlb AG NY, 144A, 3.100, 4/04/2006 (4) (7) (8)	100,000,000	100,000,000

		426,057,103

Industrial Services - 2.9%
Caterpillar Financial Services Corp., (Series MTNF), 3.250%, 7/09/2005 (4)	75,000,000	75,000,000
Caterpillar Financial Services Corp., (Series MTNF), 3.328%, 8/15/2005 (4)	25,000,000	25,004,890

		100,004,890

Insurance - 11.9%
AIG SunAmerica Institutional Funding II, (Series EMTN), 3.140%, 9/14/2005 (4)	45,000,000	45,019,729
American General Finance., (Series MTNH) 3.120% 3/29/2006 (4)	61,225,000	61,254,797
GE Capital Assurance Co., 144A, 3.205%, 4/20/2006 (4) (7) (8)	75,000,000	75,000,000
Metropolitan Life Insurance Co., 2.950%, 6/01/2005 (4)	65,000,000	65,000,000
Metropolitan Life Insurance Co., 144A, 3.379%, 8/26/2005 (4) (7) (8)	35,000,000	35,008,821
Monumental Life Insurance Co., 144A, 3.160%, 10/14/2005 (4) (7) (8)	10,000,000	10,000,000
Monumental Life Insurance Co., 144A, 3.410%, 11/01/2005 (4) (7) (8)	40,000,000	40,000,000
Monumental Life Insurance Co., 3.170%, 11/04/2005 (4)	25,000,000	25,000,000
Travelers Insurance Co., 144A, 3.260%, 2/01/2006 (4) (7) (8)	50,000,000	50,000,000

		406,283,347

Mortgage Banking - 1.5%
Countrywide Home Loans, (Series MTNM), 3.389%, 8/26/2005 (4)	18,350,000	18,349,243
Countrywide Home Loans, (Series MTNL), 3.420%, 2/17/2006 (4)	33,730,000	33,746,149

		52,095,392

Description	Principal Amount	Value
Notes - Variable (continued)

Personal Credit - 4.2%
American Honda Finance Corp., 144A, 3.029%, 9/08/2005 (4) (7) (8)	$30,000,000	$30,006,624
American Honda Finance Corp., 144A, 3.080%, 10/12/2005 (4) (7) (8)	40,000,000	40,000,000
American Honda Finance Corp., 144A, 3.215%, 10/20/2005 (4) (7) (8)	25,000,000	25,009,902
Associates First Capital Corp., 3.190%, 6/27/2005 (4)	50,000,000	50,000,000

		145,016,526

Short-Term Business Loans - 1.8%
CIT Group, Inc., (Series MTN), 3.440%, 11/04/2005 (4)	60,350,000	60,413,291

Student Loans - 2.2%
SLM Corp., (Series MTNA), 3.090%, 8/15/2005 (4)	40,000,000	40,009,401
SLM Corp., 144A, (Series MTN), 3.119%, 6/30/2006 (4) (7) (8)	15,000,000	15,001,099
SLM Corp, (MTNA) 3.210%, 3/15/2006 (4)	20,000,000	20,034,736

		75,045,236

Telecommunications - 2.2%
Verizon Global Funding, 144A, 3.120%, 10/14/2005 (4) (7) (8)	75,000,000	75,000,000

Toiletries - 1.5%
Procter & Gamble Co., 144A, 2.930%, 7/10/2006 (4) (7) (8)	50,000,000	50,000,000

Total Notes - Variable		2,054,803,053

Repurchase Agreements - 2.7%
Agreement with State Street Bank & Trust Co., Inc., 2.920%, dated 5/31/2005 to be repurchased at $91,224,936 on 6/1/2005, collateralized by a U.S. Government Agency Obligation with maturity of 8/15/2005, with a market value of $93,042,260	$91,217,538	91,217,538
Total Investments - 101.3% (at amortized cost)		3,457,442,799

Other Net Liabilities less Assets - (1.3)%		(44,805,357)

Total Net Assets - 100.0%		$3,412,637,442

(See Notes which are an integral part of the Schedule of Investments)

Tax-Free Money Market Fund

Schedule of Investments

May 31, 2005 (UNAUDITED)

Description	Principal Amount	Value
Municipals - 99.2%

Alaska - 2.3%
Valdez Alaska Marine Term., Refunding Revenue Bonds (Series B), 2.980%, 7/1/2037 (4)	$3,300,000	$3,300,000

Arizona - 5.5%
Arizona School Facilities Board, Certificate Participation, 2.990%, 9/1/2017 (4)	2,900,000	2,900,000

Northern Arizona Cap. Facilities Financial Corp. Student Housing, Revenue Bonds (Series A), 3.070%, 8/1/2033 (4)	5,200,000	5,200,000

		8,100,000

California - 3.3%
California State Public Works Board, Revenue Bonds (Series 413), 2.990%, 12/1/2011 (4)	1,100,000	1,100,000

Golden State Tobacco Securitization Corp., California Tobacco Settlement, Revenue Bonds (Series 726), 2.990%, 12/1/2010 (4)	1,795,000	1,795,000

Northern California Power Agency Public Power, Revenue Bonds, (Series SSP 35A), 3.030%, 7/1/2028 (4)	2,000,000	2,000,000

		4,895,000

Colorado - 3.3%
Broomfield Colorado, Certificate Participation, 2.990%, 12/1/2008 (4)	20,000	20,000

Denver Colorado City & County, Certificate Participation 2.980%, 12/1/2029 (4)	1,600,000	1,600,000

Denver Colorado City & County Excise Tax, Revenue Bonds, 3.030%, 9/1/2025 (4)	3,200,000	3,200,000

		4,820,000

Delaware - 3.0%
Delaware State Economic Development Authority, Revenue Bonds (Series B), 3.100%, 12/1/2032 (4)	4,400,000	4,400,000

Florida - 10.3%
Broward County Florida Health Facilities Authority, Revenue Bonds, 3.100%, 9/1/2032 (4)	2,045,000	2,045,000

Collier County Florida School Board, Certificate Participation, 2.990%, 2/15/2021 (4)	2,225,000	2,225,000

Description	Principal Amount	Value
Municipals (continued)

Florida (continued)
Florida State Board of Education Lottery, Revenue Bonds (Series 222Z), 3.000%, 7/1/2017 (4)	$5,000,000	$5,000,000

Pinellas County, Florida Industrial Development Authority, Revenue Bonds, 3.020%, 7/1/2024 (4)	2,500,000	2,500,000

St. Lucie County Florida Pollution Control, Revenue Bonds, 3.020%, 9/1/2028 (4)	3,325,000	3,325,000

		15,095,000

Georgia - 2.6%
Bibb County, Georgia Development Authority, Revenue Bonds, 3.030%, 6/1/2026 (4)	290,000	290,000

Burke County Georgia Development Authority Pollution Control, Revenue Bonds, 2.990%, 1/1/2021 (4)	2,000,000	2,000,000

Clayton County Georgia Housing Authority, Multifamily Housing, Revenue Bonds, 2.990%, 1/1/2021 (4)	565,000	565,000

De Kalb County, Georgia Development Authority, Revenue Bonds, 3.020%, 10/1/2022 (4)	960,000	960,000

		3,815,000

Illinois - 11.6%
Chicago, Illinois Tender Notes 2.300%, 2/2/2007 (4)	1,000,000	1,000,000

Illinois Health Facilities Authority, Revenue Bonds (Series B), 3.020%, 11/15/2029 (4)	900,000	900,000

Lakemoor, Illinois Multifamily, Revenue Bonds (Series A), 3.100%, 12/1/2020 (4)	9,000,000	9,000,000

Lakemoor, Illinois Multifamily, Revenue Bonds (Series B), 3.190%, 12/1/2020 (4)	2,000,000	2,000,000

Phoenix Realty SPL Account-U LP Illinois, Multifamily, Refunding Revenue Bonds, 3.190%, 4/1/2020 (4)	4,075,000	4,075,000

		16,975,000

Indiana - 0.3%
Dekko Foundation Educational Facilities Tax Exempt Income Trust, Ctfs of Ownership (Series 1), 3.160%, 4/1/2021 (4)	200,000	200,000

Indiana State Educational Facilities Authority, Revenue Bonds, 3.060%, 12/1/2029	200,000	200,000

		400,000

Description	Principal Amount	Value
Municipals (continued)

Kansas - 0.5%
Kansas State Turnpike Authority, Revenue Bonds, 3.000%, 3/1/2015 (4)	$730,000	$730,000

Louisiana - 0.5%
Lafayette Parish Louisiana Industrial Development Board Inc., Revenue Bonds, 3.060%, 12/15/2014 (4)	755,000	755,000

Maryland - 1.4%
Anne Arundel County, Maryland Economic, Revenue Bonds, 3.120%, 12/1/2015 (4)	2,000,000	2,000,000

Michigan - 0.7%
Greater Detroit Res Recovery Authority Michigan, Revenue Bonds (Series 167Z), 3.000%, 12/13/2008 (4)	1,000,000	1,000,000

Minnesota - 2.5%
Burnsville Minnesota Housing, Revenue Bonds (Series A), 3.210%, 1/1/2045 (4)	2,000,000	2,000,000

Coon Rapids, Minnesota Hospital, Revenue Bonds, 3.050%, 8/1/2015 (4)	1,700,000	1,700,000

		3,700,000

Mississippi - 2.0%

Mississippi Development Bk Special Obligation, Revenue Bonds, 2.990%, 8/1/2010 (4)	3,000,000	3,000,000

Montana - 2.6%
Montana State Health Facility Authority Facility, Refunding Revenue Bonds (Series FX 1), 3.170%, 2/15/2016 (4)	3,855,000	3,855,000

New Hampshire - 1.6%
New Hampshire Health & Education Facilities Authority, Revenue Bonds, 3.080%, 6/1/2031 (4)	2,280,000	2,280,000

New Jersey - 1.9%
New Jersey State Turnpike Authority, Revenue Bonds, 3.070%, 1/1/2010 (4)	2,800,000	2,800,000

New York - 7.4%
Cayuga County, New York Hospital Impt Corp., Certificate Participation (Series L1-Reg D), 3.120%, 1/1/2021 (4)	2,205,000	2,205,000

New York State Tollway Authority, Second General Highway & Bridge Trust Fund, Revenue Bonds, 3.070%, 4/1/2015 (4)	3,655,000	3,655,000

Description	Principal Amount	Value
Municipals (continued)

New York (continued)
Tobacco Settlement Financing Corp. New York, Revenue Bonds, (Series 376), 3.000%, 6/1/2009 (4)	$4,995,000	$4,995,000

		10,855,000

North Carolina - 0.1%
North Carolina Medical Care Community Health Care Facilities, Revenue Bonds, 3.070%, 7/1/2017 (4)	200,000	200,000

Ohio - 3.2%
Montgomery County, Ohio Industrial Development, Refunding Revenue Bonds, 3.060%, 10/1/2009 (4)	4,700,000	4,700,000

Pennsylvania - 7.0%
Allegheny County, Pennsylvania Industrial Development Authority Health & Housing Facilities, Revenue Bonds, 3.060%, 7/1/2010 (4)	3,100,000	3,100,000

Bucks County, Pennsylvania Industrial Development Authority, Revenue Bonds, 3.070%, 9/1/2019 (4)	1,405,000	1,405,000

Lehigh County Pennsylvania Industrial Development Authority, Pollution Control, Revenue Bonds, 3.050%, 12/1/2015 (4)	100,000	100,000

Montgomery County, Pennsylvania Industrial Development Authority Retirement Community, Revenue Bonds, 3.010%, 11/15/2029 (4)	5,600,000	5,600,000

		10,205,000

Tennessee - 5.3%
Metropolitan Government Nashville & Davidson County Tennessee Health & Education Facilities Board, Revenue Bonds, 2.970%, 12/1/2027 (4)	3,500,000	3,500,000

Metropolitan Government Nashville & Davidson County Tennessee Indl. Development Board, Revenue Bonds, 2.750%, 12/1/2014 (4)	1,300,000	1,300,000

Rutherford County, Tennessee Industrial Development Board, Revenue Bonds, 3.060%, 7/1/2010 (4)	1,000,000	1,000,000

Tennergy Corp. Tennessee Gas, Revenue Bonds, 5.000%, 6/1/2005 (4)	2,000,000	2,000,000

		7,800,000

Texas - 11.2%
Alief Texas Independent School District, General Obligation UT, 2.990%, 2/15/2025 (4)	5,000,000	5,000,000

Dallas, Texas Waterworks & Sewer System, Revenue Bonds, 4.000%, 10/1/2005	1,000,000	1,007,762

Description	Principal Amount	Value
Municipals (continued)

Texas (continued)
San Antonio Texas Municipal Drain Utility System, Revenue Bonds, (Series 1089), 3.000%, 2/1/2030 (4)	$2,030,000	$2,030,000

Strategic Housing Financial Corp., Travis County, Texas Lease Pur., Revenue Bonds, 3.120%, 1/1/2010 (4)	5,400,000	5,400,000

Tarrant County, Texas Health Facilities Development Corp., Revenue Bonds (Series 173), 3.060%, 11/15/2008 (4)	2,415,000	2,415,000

Victoria Texas Health Facilities Development Corp. Healthcare System, Revenue Bonds, 3.010%, 9/1/2027 (4)	535,000	535,000

		16,387,762

Utah - 2.3%
Carbon County Utah Pollution Control, Revenue Bonds, 2.980%, 11/1/2024 (4)	2,090,000	2,090,000

Eagle Mountain, Utah Gas & Electric, Refunding Revenue Bonds, 2.980%, 12/1/2025 (4)	1,270,000	1,270,000

		3,360,000

Virginia - 0.8%
Suffolk, Virginia Redevelopment & Housing Authority Multi-Family Housing, Revenue Bonds, 3.070%, 9/1/2019 (4)	1,105,000	1,105,000

Washington - 0.6%
Energy Northwest Washington Elec., Revenue Bonds, (Series 255Z) 3.000%, 7/1/2018 (4)	400,000	400,000

Washington State Health Care Facilities Authority, Revenue Bonds, (Series L26J-Reg D), 3.070%, 12/1/2005 (4)	425,000	425,000

		825,000

West Virginia - 0.7%
Clarksburg West Virginia Water, Revenue Bonds, 3.000%, 9/1/2005	1,035,000	1,035,458

Wisconsin - 3.3%
Highland Wisconsin School District Notes, 3.500%, 12/20/2005	1,500,000	1,502,485

Wisconsin Health & Educational Facilities, Authority Health Facilities, Revenue Bonds, 2.980%, 8/15/2034 (4)	3,100,000	3,100,000

Wisconsin State Health & Educational Facilities Authority, Revenue Bonds, 3.060%, 5/1/2026 (4)	200,000	200,000

		4,802,485

Description	Shares or Principal Amount	Value
Wyoming - 1.4%
Albany County, Wyoming Impts Stat Tr., Certificate Participation, 3.000%, 7/15/2005	$350,000	$350,363

Uinta County Wyoming Pollution Control, Revenue Bonds, 2.970%, 8/15/2020 (4)	1,700,000	1,700,000

		2,050,363

Total Municipals		145,246,068

Mutual Funds - 0.2%

Federated Tax-Free Obligations Fund	241,814	241,814

Total Mutual Funds		241,814

Total Investments - 99.4% (at amortized cost)		145,487,882

Other Net Assets and Liabilities - 0.6%		909,437

Total Net Assets - 100.0%		$146,397,319

(See Notes which are an integral part of the Schedule of Investments)

Note:	The categories of investments are shown as a percentage of total net assets for each Fund as of May 31, 2005.
(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.
(2)	Non-income producing.
(3)	Represents the initial deposit within a margin account used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.
(4)	Floating rate securities are securities whose yields vary with a designated market index or market rate.

These securities are shown at their current rates as of May 31, 2005.

(5)	Securities held as collateral for dollar roll transactions.
(6)	Denotes a security subject to dollar roll transactions and deemed a when-issued security.
(7)	Denotes a restricted security which is subject to restrictions on resale under federal securities law.

At May 31, 2005, these securities amounted to:

	Amount	% of Total Net Assets
Government Income	$597,724	0.14%
Intermediate Bond	$59,509,087	9.28%
Short-Term Income	$6,730,801	4.67%
Money Market	$1,664,610,443	48.78%

(8)	Denotes a restricted security which has been deemed liquid by criteria approved by the Fund’s Board of Directors.
(9)	Please refer to the Statement of Additional Information for an explanation of the credit ratings.
(10)	Securities that are subject to alternative minimum tax represent 10.24% of Intermediate Tax-Free Fund’s portfolio as calculated based upon total portfolio market value.
(11)	Each issue shows the rate of the discount at the time of purchase.
(12)	Securities Lending - The Funds participate in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds. On May 18, 2000, the Securities and Exchange Commission issued and order to the Marshall Funds that exempts certain securities lending activities from prohibitions under the Act. Under the terms of the exemptive order, (i) the Funds may pay a portion of net revenue to Marshall & Ilsley Trust Company N.A. (“M&I Trust”) for its services as securities lending agent, and (ii) cash collateral received for a loan of one Fund’s securities may be invested jointly with collateral received for loans of other Funds’ securities.

As of May 31, 2005, the value of securities loaned, the payable on collateral due to broker and the value of reinvested cash collateral securities were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due to Broker	Reinvested Collateral Securities
Equity Income	$36,979,249	$38,211,071	$38,211,071
Large-Cap Growth & Income	33,630,432	34,750,701	34,750,701
Mid-Cap Value	65,568,468	67,752,631	67,752,631
Mid-Cap Growth	32,758,700	33,849,931	33,849,931
Small-Cap Growth	37,217,651	38,457,415	38,457,415
International Stock	59,716,260	61,705,479	61,705,479
Government Income	75,038,011	77,537,616	77,537,616
Intermediate Bond	87,837,197	90,763,158	90,763,158
Short-Term Income	5,647,862	5,835,999	5,835,999

Individual reinvested cash collateral jointly pooled with collateral received from other loans of the securities lending at

May 31, 2005 are as follows (1):

	Equity Income Fund	Large-Cap Growth & Income Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund	Small-Cap Growth Fund	International Stock Fund	Government Income Fund	Intermediate Bond Fund	Short-Term Income Fund	Total
Allstate Life Global Fd II	1,702,568	1,548,384	3,018,849	1,508,249	1,713,544	2,749,406	3,454,838	4,044,127	260,034	20,000,000
American Express Credit	1,702,568	1,548,384	3,018,849	1,508,249	1,713,544	2,749,406	3,454,838	4,044,127	260,034	20,000,000
Bayerische Landesbank	1,702,568	1,548,384	3,018,849	1,508,249	1,713,544	2,749,406	3,454,838	4,044,127	260,034	20,000,000
Bear Stearns Co. FRN	1,276,926	1,161,288	2,264,137	1,131,187	1,285,158	2,062,055	2,591,128	3,033,095	195,026	15,000,000
BMW US Cap LLC	1,872,825	1,703,223	3,320,734	1,659,074	1,884,899	3,024,347	3,800,322	4,448,540	286,038	22,000,000
Canadian Imperial Bank	1,276,926	1,161,288	2,264,137	1,131,187	1,285,158	2,062,055	2,591,128	3,033,095	195,026	15,000,000
CIT Group Inc.	1,704,970	1,550,569	3,023,108	1,510,377	1,715,962	2,753,286	3,459,712	4,049,833	260,401	20,028,217
First Clearing LLC	766,156	696,773	1,358,482	678,712	771,095	1,237,233	1,554,677	1,819,857	117,015	9,000,000
GE Capital Corp MTN	1,276,926	1,161,288	2,264,137	1,131,187	1,285,158	2,062,055	2,591,128	3,033,095	195,026	15,000,000
Goldman Sachs FRN	1,702,568	1,548,384	3,018,849	1,508,249	1,713,544	2,749,406	3,454,838	4,044,127	260,034	20,000,000
HBOS Treasury Services PLC	1,702,568	1,548,384	3,018,849	1,508,249	1,713,544	2,749,406	3,454,838	4,044,127	260,034	20,000,000
HSBC Finance Corp.	1,276,926	1,161,288	2,264,137	1,131,187	1,285,158	2,062,055	2,591,128	3,033,095	195,026	15,000,000
IBM Corp.	1,702,568	1,548,384	3,018,849	1,508,249	1,713,544	2,749,406	3,454,838	4,044,127	260,034	20,000,000
J.P. Morgan Repo	2,128,210	1,935,481	3,773,561	1,885,311	2,141,930	3,436,758	4,318,547	5,055,159	325,043	25,000,000
Jackson National Life Global	1,702,568	1,548,384	3,018,849	1,508,249	1,713,544	2,749,406	3,454,838	4,044,127	260,034	20,000,000
Merrill Lynch FRN	1,702,568	1,548,384	3,018,849	1,508,249	1,713,544	2,749,406	3,454,838	4,044,127	260,034	20,000,000
Metlife Insurance FA	1,702,568	1,548,384	3,018,849	1,508,249	1,713,544	2,749,406	3,454,838	4,044,127	260,034	20,000,000
Monumental Life FA	1,276,926	1,161,288	2,264,137	1,131,187	1,285,158	2,062,055	2,591,128	3,033,095	195,026	15,000,000
Northern Rock PLC	1,702,568	1,548,384	3,018,849	1,508,249	1,713,544	2,749,406	3,454,838	4,044,127	260,034	20,000,000
Provident Money Market Fund	499,531	454,294	885,726	442,518	502,751	806,672	1,013,644	1,186,541	76,294	5,867,970
Prudential Funding	1,702,568	1,548,384	3,018,849	1,508,249	1,713,544	2,749,406	3,454,838	4,044,127	260,034	20,000,000
RMAC 2004-NS2A A1	1,444,443	1,313,635	2,561,163	1,279,584	1,453,755	2,332,571	2,931,052	3,431,000	220,611	16,967,814
SLM Corp	1,702,568	1,548,384	3,018,849	1,508,249	1,713,544	2,749,406	3,454,838	4,044,127	260,034	20,000,000
Wells Fargo & Co.	851,284	774,192	1,509,424	754,124	856,772	1,374,703	1,727,419	2,022,064	130,017	10,000,000
Westlb AG NY FRN	1,276,926	1,161,288	2,264,137	1,131,187	1,285,158	2,062,055	2,591,128	3,033,095	195,026	15,000,000
Westpac Bank NY	851,284	774,192	1,509,424	754,124	856,772	1,374,703	1,727,419	2,022,064	130,017	10,000,000

	$38,211,071	$34,750,701	$67,752,631	$33,849,931	$38,457,415	$61,705,479	$77,537,616	$90,763,158	$5,835,999	$448,864,001

(1)	The collateral pool is managed by the Fund Manager of the Short-Term Income and Money Market Fund.

The following acronyms are used throughout this report:

ADR	-American Depository Receipt
AMBAC	-American Municipal Bond Assurance Corporation
CFC	-Cooperative Finance Corporation
CIFG	-CDC IXIS Financial Guaranty
COL	-Collateralized
FGIC	-Financial Guaranty Insurance Corporation
FRN	-Floating Rate Note
GDR	-Global Depository Receipt
GO	-Government Obligation
HFDC	-Health Facility Development Corporation
IDC	-Industrial Development Corporation
INS	-Insured
LIQ	-Liquidity Agreement
LP	-Limited Partnership
LOC	-Letter of Credit
MTN	-Medium Term Note
PCA	-Pollution Control Authority
PLC	-Public Limited Company
REITs	-Real Estate Investment Trusts
REMIC	-Real Estate Mortgage Investment Conduit
TCRs	-Transferable Custody Receipts
TRANs	-Tax and Revenue Anticipation Notes
UT	-Unlimited Tax
VRNs	-Variable Rate Notes

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Equity Income Fund	345,586,769	43,200,295	(8,162,800)	35,037,495
Large-Cap Growth & Income Fund	261,524,025	32,939,843	(9,489,759)	23,450,084
Mid-Cap Value Fund	565,845,358	111,301,155	(11,889,609)	99,411,546
Mid-Cap Growth Fund	189,390,083	24,095,933	(2,108,558)	21,987,375
Small-Cap Growth Fund	178,733,363	18,539,011	(4,478,399)	14,060,612
International Stock Fund	442,143,713	43,540,276	(16,057,024)	27,483,252
Government Income Fund	636,069,706	6,501,745	(421,310)	6,080,435
Intermediate Bond Fund	778,113,958	9,215,621	(3,806,948)	5,408,673
Intermediate Tax-Free Fund	91,411,546	3,112,519	(98,931)	3,013,588
Short-Term Income Fund	150,712,052	308,340	(1,533,794)	(1,225,454)
Government Money Market Fund*	162,524,580	—	—	—
Money Market Fund*	3,457,442,799	—	—	—
Tax-Free Money Market Fund*	145,487,882	—	—	—

*	at amortized cost

At May 31, 2005, the Equity Income Fund had the following outstanding options:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)
Autodesk	Call	October 2005	$40.00	200	$(60,000)	$(38,475)
Conoco Phillips	Call	August 2005	62.50	100	(5,500)	4,700
Conoco Phillips	Call	August 2005	60.00	100	(11,500)	5,199
Dr. Horton Inc.	Call	August 2005	37.50	180	(27,531)	(1,778)
Nordstrom, Inc.	Call	July 2005	30.00	350	(96,250)	(68,076)
Abercrombie & Fitch	Put	August 2005	45.00	150	(7,500)	7,075
Federal National Mortgage Association	Put	January 2006	40.00	550	(30,250)	13,898
Qualcomm Inc.	Put	October 2005	35.00	200	(29,000)	(1,011)

Net Unrealized Depreciation on Written Options Contracts:			1,830			$(78,468)

At May 31, 2005, the Small Cap Growth Fund had the following outstanding futures:

Contract	Type	Expiration Date	Number of Contracts	Original Value	Unrealized Appreciation (Depreciation)
Russell Mini Index	Future	June 2005	125	$7,356,080	360,170

At May 31, 2005, the Mid Cap Growth Fund had the following outstanding futures:

Contract	Type	Expiration Date	Number of Contracts	Original Value	Unrealized Appreciation (Depreciation)
Nasdaq 100 E-Mini	Future	June 2005	201	$6,201,588	9,312

Item 2. Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the Registrant’s last fiscal quarter ended May 31, 2005 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certificate of Principal Executive Officer
99.2	Certificate of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Marshall Funds, Inc.

/s/ John M. Blaser
John M. Blaser President July 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
John M. Blaser President July 22, 2005

/s/ Joseph P. Bree
Joseph P. Bree Treasurer July 22, 2005